   As filed with the Securities and Exchange Commission on April 30, 2001

                                                        Registration No. 2-95002
                                                                       811-04184
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 21

                                      to
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          |X|
                                      and

                               AMENDMENT NO. 21
                                      to

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            |X|

                      SUN LIFE (N.Y.) VARIABLE ACCOUNT A
                          (Exact Name of Registrant)

              SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
                              (Name of Depositor)

                       122 East 42nd Street, Suite 1900
                           New York, New York 10017
                            (Address of Depositor's
                         Principal Executive Offices)

                 Depositor's Telephone Number:  (212) 983-6352

          Edward M. Shea, Assistant Vice President and Senior Counsel
                c/o Sun Life Assurance Company of Canada (U.S.)
                      Retirement Products and Services
                               One Copley Place
                          Boston, Massachusetts 02116
                    (Name and Address of Agent for Service)

                         Copies of Communications to:

                                Joan Boros, Esq.
                 Jorden Burt Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                             Washington, D.C. 20007

--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On May 1, 2001 pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.

C1 (NY)

                              PART A

               INFORMATION REQUIRED IN A PROSPECTUS


     Attached hereto and made a part hereof is the Prospectus dated May 1, 2001.

                                                                      PROSPECTUS
                                                                     MAY 1, 2001

                                   COMPASS I

    Sun Life Insurance and Annuity Company of New York ("we" or the "Company") and Sun Life (N.Y.) Variable Account A (the "Variable Account") offer the individual flexible payment deferred annuity contracts (the "Contracts") described in this Prospectus. The Contracts are designed for use in connection with retirement plans that meet the requirements of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code.

    Contract Owners may choose among 11 variable investment options and a fixed account option. The variable options are sub-accounts in the Variable Account, each of which invests in shares in one of the following mutual funds (the "Funds") advised by our affiliate, Massachusetts Financial Services Company:

MFS Money Market Fund                   Massachusetts Investors Trust
MFS Government Money Market Fund        MFS Research Fund
MFS Global Governments Fund             Massachusetts Investors Growth Stock Fund
MFS Bond Fund                           MFS Growth Opportunities Fund
MFS High Income Fund                    MFS Emerging Growth Fund
MFS Total Return Fund

The fixed account option pays interest at a guaranteed fixed rate.

    THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS. PLEASE READ THIS PROSPECTUS AND THE FUND PROSPECTUSES CAREFULLY BEFORE INVESTING AND KEEP THEM FOR FUTURE REFERENCE. THEY CONTAIN IMPORTANT INFORMATION ABOUT THE CONTRACTS AND THE FUNDS.

    We have filed a Statement of Additional Information dated May 1, 2001 (the "SAI"), which is incorporated by reference in this Prospectus, with the Securities and Exchange Commission (the "SEC"). The table of contents for the SAI is on page 20 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Service Address") or by telephoning (800) 447-7569. In addition, the SEC maintains a website (HTTP:// WWW.SEC.GOV) that contains the SAI, materials incorporated by reference, and other information regarding companies that file with the SEC.

    THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    ANY REFERENCE IN THIS PROSPECTUS TO RECEIPT BY US MEANS RECEIPT AT THE FOLLOWING ADDRESS:

    SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    P.O. BOX 9141
    BOSTON, MASSACHUSETTS 02117

                               TABLE OF CONTENTS

                                                                            PAGE
Definitions                                                                   2
Synopsis                                                                      3
Expense Summary                                                               4
Condensed Financial Information--Accumulation Unit Values                     6
Financial Statements                                                          7
A Word About the Company, the Variable Account and the Funds                  7
Purchase Payments and Contract Values During Accumulation Phase               9
Cash Withdrawals                                                             11
Death Benefit                                                                12
Contract Charges                                                             13
Annuity Provisions                                                           15
Other Contract Provisions                                                    17
Tax Considerations                                                           18
Distribution of the Contracts                                                19
Legal Proceedings                                                            20
Owner Inquiries                                                              20
Table of Contents for Statement of Additional Information                    20

                                  DEFINITIONS

    The Contract is a legal document that uses a number of specially defined terms. We explain some of the terms that we use in this Prospectus in the context where they arise, and others are self-explanatory. In addition, for convenient reference, we have compiled the following list of terms used in this Prospectus. If you come across a term that you do not understand, please refer to this list of definitions for an explanation.

Accumulation Account: An account we establish for the Contract to which we credit net Purchase Payments in the form of Accumulation Units.

Accumulation Phase: The period before the Annuity Commencement Date and during the lifetime of the Annuitant. The Accumulation Phase will also terminate when the Owner surrenders the Contract.

Accumulation Unit: A unit of measure we use in the calculation of the value of the Accumulation Account. There are two types of Accumulation Units: Variable Accumulation Units and Fixed Accumulation Units.

Annuitant: The person or persons named in the Contract and on whose life the first annuity payment is to be made.

Annuity Commencement Date: The date on which we are to make the first annuity payment.

Annuity Unit: A unit of measure we use in the calculation of the amount of the second and each subsequent Variable Annuity payment.

Beneficiary: The person who has the right to the death benefit set forth in the Contract.

Company: Sun Life Insurance and Annuity Company of New York (also referred to in this Prospectus as "we").

Contract Years and Contract Anniversaries: The first Contract Year is the period of 12 months plus a part of a month as measured from the date we issue the Contract to the first day of the calendar month that follows the calendar month of issue. All Contract Years and Contract Anniversaries thereafter are 12 month periods based upon the first day of the calendar month that follows the calendar month of issue.

Due Proof of Death: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

Fixed Account: The Fixed Account consists of all assets of the Company other than those allocated to separate accounts of the Company.

Fixed Annuity: An annuity with payments that do not vary as to dollar amount.

Owner: The person, persons or entity entitled to the ownership rights stated in the Contract and in whose name or names the Contract is issued. The Owner must be the trustee or custodian of a retirement plan that meets the requirements of
Section 401 or Section 408 (excluding Section 408(b)) of the Internal Revenue Code.

Payee: The recipient of payments under the Contract. The term may include an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Annuitant.

Purchase Payment (Payment): An amount the Owner pays to us, or that is paid to us on the Owner's behalf, as consideration for the benefits provided by the Contract.

Sub-Account: That portion of the Variable Account that invests in shares of a specific Fund.

Valuation Period: The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of these values.

Variable Annuity: An annuity with payments that vary as to dollar amount in relation to the investment performance of specified Sub-Accounts of the Variable Account.

We: Sun Life Insurance and Annuity Company of New York.

                                    SYNOPSIS

    We allocate Purchase Payments to Sub-Accounts of the Variable Account or to the Fixed Account option or both, as the Owner selects. Purchase Payments must total at least $300 for the first Contract Year and each Purchase Payment must be at least $25 (see "Purchase Payments" on page 9). During the Accumulation Phase, the Owner may, without charge, transfer amounts among the Sub-Accounts and between the Sub-Accounts and the Fixed Account, subject to certain conditions (see "Transfers" on page 11).

    We do not deduct a sales charge from Purchase Payments; however, if the Owner makes a cash withdrawal, we will, with certain exceptions, deduct a 5% withdrawal charge. The Owner may withdraw a portion of the Accumulation Account each year before we assess the withdrawal charge and after we have held a Purchase Payment for five years the Owner may withdraw it without charge. We do not assess a withdrawal charge upon annuitization or upon the transfers described above (see "Cash Withdrawals" and "Withdrawal Charges" on pages 11 and 14, respectively).

    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to the Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit, except as may be provided under the annuity option elected (see "Death Benefit" on page 12).

    We deduct a contract maintenance charge of $30 on each Contract Anniversary and on a surrender of the Contract for full value. After the Annuity Commencement Date, we deduct this charge pro rata from each annuity payment we make during the year. (See "Contract Maintenance Charge" on page 13.)

    We also deduct a mortality and expense risk charge equal to an annual rate of 1.30% of the daily net assets of the Variable Account (see "Mortality and Expense Risk Charge" on page 13).

    We will deduct a charge for premium taxes payable to any governmental entity (see "Premium Taxes" on page 14).

    Annuity payments will begin on the Annuity Commencement Date. The Owner selects the Annuity Commencement Date, frequency of payments, and the annuity option (see "Annuity Provisions" on page 15).

    If the Owner is not satisfied with the Contract, the Owner may return it to us at our Service Address within ten days after we deliver the Contract to the Owner. When we receive the returned Contract we will cancel it and refund the full amount of any Purchase Payment(s) we have received.

    ANY PERSON CONTEMPLATING THE PURCHASE OF A CONTRACT SHOULD CONSULT A QUALIFIED TAX ADVISER.

                                EXPENSE SUMMARY

    The purpose of the following table is to help you to understand the costs and expenses that are borne, directly and indirectly, by Contract Owners. The table reflects expenses of the Variable Account as well as of the Funds. We have restated the expense information for certain Funds to reflect current fees. The information set forth should be considered together with the narrative provided under the heading "Contract Charges" in this Prospectus, and with the Funds' prospectuses. In addition to the expenses listed below, premium taxes may be applicable.


 CONTRACT OWNER TRANSACTION
 EXPENSES                     MMM    MMG    MGG      MFB      MFH       MTR    MIT    MFR    MIG    MGO         MEG
 --------                     ---    ---    ---      ---      ---       ---    ---    ---    ---    ---         ---
 Sales Load Imposed on
   Purchases..............      0      0      0        0         0        0      0      0      0      0            0
   Deferred Sales Load (as
     a percentage of
     Purchase Payments
     withdrawn)(1)
   Years Payment in Account
     0-5..................      5%     5%     5%       5%        5%       5%     5%     5%     5%     5%           5%
     More than 5..........      0%     0%     0%       0%        0%       0%     0%     0%     0%     0%           0%
 Exchange Fee.............      0      0      0        0         0        0      0      0      0      0            0
 ANNUAL CONTRACT FEE
 -------------------------                  -------------------- $30 per Contract --------------------
 SEPARATE ACCOUNT ANNUAL
   EXPENSES
 -------------------------
 (as a percentage of average separate account
   assets)
 Mortality and Expense Risk
   Fees...................   1.30%  1.30%  1.30%    1.30%     1.30%    1.30%  1.30%  1.30%  1.30%  1.30%        1.30%
 Other Account Fees and
   Expenses...............   0.00%  0.00%  0.00%    0.00%     0.00%    0.00%  0.00%  0.00%  0.00%  0.00%        0.00%
 Total Separate Account
   Annual Expenses........   1.30%  1.30%  1.30%    1.30%     1.30%    1.30%  1.30%  1.30%  1.30%  1.30%        1.30%
 FUND ANNUAL EXPENSES
 -------------------------
 (as a percentage of Fund average net assets)
 Management Fees..........   0.42%  0.50%  0.75%    0.39%     0.45%    0.35%  0.33%  0.43%  0.33%  0.42%        0.70%
 Rule 12b-1 Fees(2).......     --     --   0.25%(3) 0.30%(5)  0.30%(5) 0.35%  0.35%  0.35%  0.35%  0.20%(3)(4)  0.25%(3)
 Other Expenses(6)........   0.24%  0.36%  0.39%    0.24%     0.25%    0.20%  0.19%  0.18%  0.17%  0.18%        0.18%
 Total Fund Annual
   Expenses...............   0.66%  0.86%  1.39%    0.93%     1.00%    0.90%  0.87%  0.96%  0.85%  0.80%        1.13%
 Fee Waived...............     --     --     --       --        --       --     --     --     --     --        (0.04)%(7)
 Net Expenses.............   0.66%  0.86%  1.39%    0.93%     1.00%    0.90%  0.87%  0.96%  0.85%  0.80%        1.09%


------------------------------
(1) A portion of the Accumulation Account value may be withdrawn each year without imposition of any withdrawal charge, and after we have held a Purchase Payment for five years it may be withdrawn free of any withdrawal charge.

(2) Each of the Funds except MMM and MMG has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended, which provides that the Fund will pay distribution/service fees aggregating up to (but not necessarily all of) 0.35% per annum of the average daily net assets attributable to the Class A shares. See "Information Concerning Shares of the Fund -- Distribution Plan" in the Fund's Prospectus.

(3) Payment of the 0.10% per annum Class A distribution fee will be imposed on such date as the Trustees of the Fund may determine.

(4) The 0.25% per annum distribution/service fee is reduced to 0.15% for shares purchased prior to March 1, 1991.

(5) 0.05% of the Class A distribution fee is currently being paid by the Fund. Payment of the remaining portion of the Class A distribution fee will become payable upon such date as the Trustees of the Fund may determine.


(6) Each of the Funds has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such reductions are not reflected in the table. Had these fees been taken into account, "Total Fund Annual Expenses" would be as follows: MMM, 0.68%; MMG, 0.83%; MGG 1.36%; MFB, 0.91%; MFH, 0.98%; MTR, 0.89%; MIT, 0.86%; MFR, 0.94%; MIG, 0.84%; MOG,
    0.73%; and MEG, 1.08%.


(7) MFS has contractually agreed to reduce its management fee based on the level of the funds average daily net assets, as described in "Management of Fund."

                                    EXAMPLES

    If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return on assets:


                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                              ------  -------  -------  --------
MMM.........................................................   $ 66    $110     $156      $239
MMG.........................................................   $ 68    $116     $166      $260
MGG.........................................................   $ 73    $132     $192      $312
MFB.........................................................   $ 69    $118     $170      $267
MFH.........................................................   $ 69    $120     $173      $274
MTR.........................................................   $ 68    $117     $168      $264
MIT.........................................................   $ 68    $116     $167      $261
MFR.........................................................   $ 69    $119     $171      $270
MIG.........................................................   $ 68    $115     $165      $258
MGO.........................................................   $ 67    $114     $163      $253
MEG.........................................................   $ 71    $124     $180      $287


    If you do not surrender your Contract, or if you annuitize at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming an average Contract size of $35,000 and a 5% annual return on assets:


                                                              1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                                              ------  -------  -------  --------
MMM.........................................................   $ 21    $ 65     $111      $239
MMG.........................................................   $ 23    $ 71     $121      $260
MGG.........................................................   $ 28    $ 87     $147      $312
MFB.........................................................   $ 24    $ 73     $125      $267
MFH.........................................................   $ 24    $ 75     $128      $274
MTR.........................................................   $ 23    $ 72     $123      $264
MIT.........................................................   $ 23    $ 71     $122      $261
MFR.........................................................   $ 24    $ 74     $126      $270
MIG.........................................................   $ 23    $ 70     $120      $258
MGO.........................................................   $ 22    $ 69     $118      $253
MEG.........................................................   $ 26    $ 79     $135      $287


    THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LOWER THAN THOSE SHOWN.

           CONDENSED FINANCIAL INFORMATION--ACCUMULATION UNIT VALUES

    The following information should be read in conjunction with the Variable Account's financial statements appearing in the Statement of Additional Information, all of which has been audited by Deloitte & Touche LLP, independent auditors.

                                                             YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------------------------
                                    1990      1991      1992      1993      1994      1995      1996      1997
                                    ----      ----      ----      ----      ----      ----      ----      ----
MIT
  Unit Value:
    Beginning of period           $17.9399  $17.7020  $22.3383  $23.6826  $25.7230  $25.1346  $34.5590  $42.9716
    End of period                 $17.7020  $22.3383  $28.6826  $25.7230  $25.1346  $34.5590  $42.9716  $55.8438
  Units outstanding at end of
    period                          23,308    22,137    21,171    23,251    25,279    25,203    24,506    24,219
MIG
  Unit Value:
    Beginning of period           $15.9079  $14.9744  $21.8361  $22.9454  $25.9289  $23.8756  $30.2725  $36.6834
    End of period                 $14.9744  $21.8361  $22.9454  $25.9289  $23.8756  $30.2725  $36.6834  $53.6803
  Units outstanding at end of
    period                          14,928    18,959    21,778    20,003    19,021    12,814     13.06    13,024
MTR
  Unit Value:
    Beginning of period           $17.9608  $17.3225  $20.8151  $22.6179  $25.7135  $24.7000  $30.9611  $35.0672
    End of period                 $17.3225  $20.8151  $22.6179  $25.7135  $24.7000  $30.9611  $35.0672  $41.7612
  Units outstanding at end of
    period                         105,351   122,995   105,130   100,003    95,322    77,949    72,563    67,638
MGO
  Unit Value:
    Beginning of period           $15.3740  $14.5083  $17.5663  $18.6739  $21.3516  $20.2091  $26.8309  $32.2614
    End of period                 $14.5083  $17.5663  $18.6739  $21.3516  $20.2091  $26.8309  $32.2614  $39.2762
  Units outstanding at end of
    period                          23,091     7,814     7,596    20,275     6,457     7,521     6,814     6,582
MFR
  Unit Value:
    Beginning of period           $13.9068  $12.9030  $16.9193  $18.5632  $22.3111  $22.0234  $30.1208  $37.0227
    End of period                 $12.9030  $16.9193  $18.5632  $22.3111  $22.0234  $30.1208  $37.0227  $44.0450
  Units outstanding at end of
    period                           2,302     3,637     3,541     3,440     5,906     6,052     7,287     9,945
MFB
  Unit Value:
    Beginning of period           $14.2070  $14.9228  $17.5506  $18.4205  $20.7162  $19.4313  $23.2931  $23.8984
    End of period                 $14.9228  $17.5506  $18.4205  $20.7162  $19.4313  $23.2931  $23.8984  $26.0312
  Units outstanding at end of
    period                          52,660    49,168    59,308    59,624    47,921    43,111    45,293    25,870
MCM
  Unit Value:
    Beginning of period           $12.5003  $13.2940  $13.8510  $14.0872  $14.2395  $14.5535  $15.1238  $15.6386
    End of period                 $13.2940  $13.8510  $14.0872  $14.2395  $14.5535  $15.1238  $15.6386  $16.1968
  Units outstanding at end of
    period                         113,082    80,068    26,714    21,912    38,136    28,742    21,921    17,324
MCG
  Unit Value:
    Beginning of period           $12.4222  $13.1982  $13.7487  $13.9727  $14.0931  $14.3669  $14.9190  $15.4092
    End of period                 $13.1982  $13.7487  $13.9727  $14.0931  $14.3669  $14.9190  $15.4092  $15.9182
  Units outstanding at end of
    period                           6,250    10,342     7,125     5,435     5,367     5,691     6,013     4,440
MFH
  Unit Value:
    Beginning of period           $12.2288  $ 9.8993  $14.7896  $17.0996  $20.1025  $19.3115  $22.3502  $24.8670
    End of period                 $ 9.8993  $14.7896  $17.0996  $20.1025  $19.3115  $22.3502  $24.8670  $27.8588
  Units outstanding at end of
    period                          31,130    26,858    27,382    22,861    22,721    18,087    16,765    13,294
MGG
  Unit Value:
    Beginning of period           $17.8619  $20.7841  $23.3014  $23.3104  $27.2305  $25.1262  $28.6388  $29.7910
    End of period                 $20.7841  $28.3014  $23.3104  $27.2305  $25.1262  $28.6388  $29.7910  $29.5139
  Units outstanding at end of
    period                          11,639    17,538    24,774    28,203    25,643    17,846    15,694    12,546
MEG
  Unit Value:
    Beginning of period           $15.7599  $13.7736  $23.1493  $24.5860  $30.7913  $31.8775  $44.4187  $50.3336
    End of period                 $13.7736  $23.1493  $24.5860  $30.7913  $31.8775  $44.4187  $50.3336  $59.9380
  Units outstanding at end of
    period                          14,879     9,376    13,562    17,136    18,402    19,750    19,504    16,548

                                     YEAR ENDED DECEMBER 31,
                                  ------------------------------
                                    1998      1999       2000
                                    ----      ----       ----
MIT
  Unit Value:
    Beginning of period           $55.8438  $ 67.7826  $ 71.5754
    End of period                 $67.7826  $ 71.5754  $ 70.4165
  Units outstanding at end of
    period                          23,908     19,051      8,112
MIG
  Unit Value:
    Beginning of period           $53.6803  $ 74.1777  $101.6219
    End of period                 $74.1777  $101.6219  $ 93.0382
  Units outstanding at end of
    period                          16,336     11,126      7,041
MTR
  Unit Value:
    Beginning of period           $41.7612  $ 46.1511  $ 46.5944
    End of period                 $46.1511  $ 46.5944  $ 54.7722
  Units outstanding at end of
    period                          51,043     42,572     23,175
MGO
  Unit Value:
    Beginning of period           $39.2762  $ 50.0882  $ 65.6784
    End of period                 $50.0882  $ 65.6784  $ 57.4919
  Units outstanding at end of
    period                           6,850      3,458      3,270
MFR
  Unit Value:
    Beginning of period           $44.0450  $ 53.4381  $ 65.3200
    End of period                 $53.4381  $ 65.3200  $ 61.5236
  Units outstanding at end of
    period                           9,981      5,909      3,983
MFB
  Unit Value:
    Beginning of period           $26.0312  $ 26.8571  $ 25.9887
    End of period                 $26.8571  $ 25.9887  $ 27.9043
  Units outstanding at end of
    period                          21,362     19,507      8,137
MCM
  Unit Value:
    Beginning of period           $16.1968  $ 16.7827  $ 17.3427
    End of period                 $16.7827  $ 17.3427  $ 18.1335
  Units outstanding at end of
    period                          14,005     18,016     10,734
MCG
  Unit Value:
    Beginning of period           $15.9182  $ 16.4692  $ 16.9721
    End of period                 $16.4692  $ 16.9721  $ 17.7008
  Units outstanding at end of
    period                           1,795      1,772        870
MFH
  Unit Value:
    Beginning of period           $27.8588  $ 29.7674  $ 29.3372
    End of period                 $27.7674  $ 29.3372  $ 26.9375
  Units outstanding at end of
    period                           9,605      6,600      5,291
MGG
  Unit Value:
    Beginning of period           $29.5139  $ 30.3299  $ 28.9030
    End of period                 $30.3299  $ 28.9030  $ 28.9317
  Units outstanding at end of
    period                           6,258      3,806      1,868
MEG
  Unit Value:
    Beginning of period           $59.9380  $ 73.6526  $109.1210
    End of period                 $73.6526  $109.1210  $ 80.3878
  Units outstanding at end of
    period                          14,523      9,211      4,777

                              FINANCIAL STATEMENTS

    Financial Statements of the Variable Account and the Company are included in the Statement of Additional Information.

          A WORD ABOUT THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

THE COMPANY

    Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Our Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

    We are a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), a stock life insurance company incorporated in Delaware and having its Executive Office at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. Sun Life of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on
March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

    We established the Variable Account as a separate account of the Company on December 3, 1984, pursuant to a resolution of our Board of Directors. The Variable Account meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

    Under New York insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains or losses of the Company. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business conducted by the Company, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

    The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the Funds described below.

THE FUNDS

    All amounts allocated to the Variable Account will be used to purchase Fund shares as designated by the Owner at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional shares at their net asset value. We will make deductions from the Variable Account for cash withdrawals, annuity payments, death benefits, administrative charges, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks and any applicable taxes, in effect, by redeeming the number of Fund shares at their net asset value equal in total value to the amount to be deducted. The Variable Account will be fully invested in Fund shares at all times.

    A summary of the investment objectives of each Fund is contained in the description below. More detailed information may be found in the current prospectuses of the Funds and their Statements of Additional Information. A prospectus for each Fund must accompany this Prospectus and should be read together with this Prospectus.

MFS-REGISTERED TRADEMARK- MONEY MARKET FUND ("MCM")

    MMM seeks high current income consistent with the preservation of capital and liquidity. MMM is a money market fund, meaning it tries to maintain a share price of $1.00, while paying income to its shareholders. MMM invests in money market instruments, which are short-term notes or other fixed debt securities issued by banks or other corporations or the U.S. Government or other governmental entities. Money market instruments purchased by MMM have maturities of 13 months or less and the average remaining maturity of the securities cannot be greater than 90 days.

MFS-REGISTERED TRADEMARK- GOVERNMENT MONEY MARKET FUND ("MCG")

    MMG seeks high current income consistent with the preservation of capital and liquidity. MMG is a money market fund, meaning it tries to maintain a share price of $1.00, while paying income to its shareholders. MMG invests its total assets in U.S. Government securities, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed by, the U.S. Government or one of its agencies or instrumentalities, including repurchase agreements collateralized by U.S. Government securities. U.S. Government securities purchased by MMG must have maturities of 13 months or less and the average remaining maturity of the securities cannot be greater than 90 days.

MFS-REGISTERED TRADEMARK- GLOBAL GOVERNMENTS FUND ("MWG")

    MWG (formerly MFS-Registered Trademark- World Governments Fund) will seek to provide income and capital appreciation. MWG invests, under normal conditions, at least 65% of its total assets in U.S. Government securities and foreign government securities (including emerging market securities and Brady Bonds). MWG may also invest in corporate bonds, including investment grade bonds, lower rated bonds (commonly known as junk bonds), crossover bonds and mortgage-backed and asset-backed securities.

MFS-REGISTERED TRADEMARK- BOND FUND ("MFB")

    MFB will primarily seek to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital. MFB invests, under normal market conditions, at least 65% of its total assets in corporate bonds, U.S. Government securities and mortgage-backed and asset-backed securities.

MFS-REGISTERED TRADEMARK- HIGH INCOME FUND ("MFH")

    MFH will seek to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. MFH invests, under normal market conditions, at least 80% of its total assets in high income fixed income securities. While MFH may invest in fixed income securities with any credit rating, the securities offering the high current income sought by MFH generally have speculative characteristics or are lower rated bonds (commonly known as junk bonds).

MFS-REGISTERED TRADEMARK- TOTAL RETURN FUND ("MTR")

    MTR will primarily seek to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide reasonable opportunity for growth of capital and income. MTR is a "balanced fund" and invests in a combination of equity and fixed income securities. Under normal market conditions, MTR invests: (i) at least 40%, but not more than 75%, of its net assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities, and (ii) at least 24% of its net assets in non-convertible fixed income securities.

MASSACHUSETTS INVESTORS TRUST ("MIT")

    MIT will seek long-term growth of capital with a secondary objective to seek reasonable current income. MIT invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stock, convertible securities, and depositary receipts. While it may invest in companies of any size, MIT generally focuses on companies with larger market capitalizations that its investment adviser believes have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow. MIT will also seek to provide income equal to approximately 90% of the dividend yield on the Standard & Poor's 500 Composite Index.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND ("MIG")

    MIG will seek long-term growth of capital and future income rather than current income. MIG invests its assets, except for working cash balances, in the common stocks, and securities convertible into common stocks, of companies which MIG's investment adviser believes offer better-than-average prospects for long-term growth.

MFS-REGISTERED TRADEMARK- RESEARCH FUND ("MFR")

    MFR will seek long-term growth of capital and future income. MFR invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. MFR focuses on companies that its investment adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS-REGISTERED TRADEMARK- GROWTH OPPORTUNITIES FUND ("MGO")

    MGO will seek growth of capital. MGO invests, under normal market conditions, at least 65% of its total assets in common stock and equity related securities, such as preferred stock, convertible securities and depositary receipts, of companies which MGO's investment adviser believes possess above-average growth opportunities. MGO also invests in fixed income securities when relative values or other economic conditions make these securities attractive.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH FUND ("MEG")

    MEG will seek long-term growth of capital. MEG invests in common stocks and related securities (such as preferred stock, convertible securities and depositary receipts) of emerging growth companies. Emerging growth companies are companies that MEG's adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

        PURCHASE PAYMENTS AND CONTRACT VALUES DURING ACCUMULATION PHASE

PURCHASE PAYMENTS

    All Purchase Payments are to be paid to us at our Service Address. Purchase Payments may be made annually, semi-annually, quarterly, monthly or on any other frequency acceptable to us. Unless the Owner has surrendered the Contract, Purchase Payments may be made at any time during the life of the Annuitant and before the Annuity Commencement Date.

    The amount of Purchase Payments may vary; however, Purchase Payments must total at least $300 for the first Contract Year, and each Purchase Payment must be at least $25. In addition, our approval is required before we will accept a Purchase Payment if the value of a Contract's Accumulation Account exceeds $1,000,000 or if the Purchase Payment would cause the value of a Contract's Accumulation Account to exceed $1,000,000.

    Completed application forms, together with the initial Purchase Payment, are forwarded to us. Upon acceptance, we issue the Contract to the Owner and credit the initial Purchase Payment to the Contract in the form of Accumulation Units. We will credit the initial Purchase Payment within two business days of our receipt of a completed application. If an application is incomplete, we may retain the Purchase Payment for up to five business days while we attempt to complete the application. If we cannot complete the application within five business days, we will inform the applicant of the reasons for the delay and return the Purchase Payment immediately, unless the applicant specifically consents to our retaining the Purchase Payment until the application is made complete. Once the application is completed, we will credit the Purchase Payment within two business days. We will apply all subsequent Purchase Payments using the Accumulation Unit values for the Valuation Period during which we receive the Purchase Payment.

    We will establish an Accumulation Account for each Contract. The Contract's Accumulation Account value for any Valuation Period is equal to the variable accumulation value, if any, plus the fixed accumulation value, if any, for that Valuation Period. The variable accumulation value is equal to the sum of the value of all Variable Accumulation Units credited to the Contract's Accumulation Account.

    We will allocate each net Purchase Payment to either the Fixed Account or to Sub-Accounts of the Variable Account or to both Sub-Accounts and the Fixed Account, in accordance with the allocation factors that the Owner specifies in the application or as subsequently changed (see Appendix A to the Statement of Additional Information for a description of the Fixed Account). Upon receipt of a Purchase Payment, we will credit all or that portion, if any, of the net Purchase Payment to be allocated to the Sub-Accounts to the Accumulation Account in the form of Variable Accumulation Units. The number of Variable Accumulation Units we credit is determined by dividing the dollar amount allocated to a Sub-Account by the Variable Accumulation Unit value for that Sub-Account for the Valuation Period during which we received the Purchase Payment.

    We established the Variable Accumulation Unit value for each Sub-Account at $10.00 for the first Valuation Period of that Sub-Account. We determine the Variable Accumulation Unit value for the Sub-Account for any subsequent Valuation Period by multiplying the Variable Accumulation Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the subsequent Valuation Period. The Variable Accumulation Unit value for each Sub-Account for any Valuation Period is determined at the end of the Valuation Period and may increase, decrease or remain constant from Valuation Period to Valuation Period, depending upon the investment performance of the Fund in which the Sub-Account is invested and the expenses and charges deducted from the Variable Account.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one; therefore the value of a Variable Accumulation Unit may increase, decrease or remain the same.

    The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result, where:

    (a) is the net result of:

       (1) the net asset value of a Fund share held in the Sub-Account determined as of the end of the Valuation Period, plus

       (2) the per share amount of any dividend or other distribution declared by the Fund issuing the shares held in the Sub-Account if the "ex-dividend" date occurs during the Valuation Period, plus or minus

       (3) a per share credit or charge with respect to any taxes paid, or reserved for by the Company during the Valuation Period which are determined to be attributable to the operation of the Sub-Account (no federal income taxes are applicable under present law);

    (b) is the net asset value of a Fund share held in the Sub-Account, determined as of the end of the preceding Valuation Period; and

    (c) is the risk charge factor determined by the Company for the Valuation Period to reflect the charge for assuming the mortality and expense risks.

TRANSFERS

    During the Accumulation Phase, the Owner may transfer all or part of the Contract's Accumulation Account Value to one or more Sub-Accounts then available or to the Fixed Account, or to any combination of these options. We make these transfers by converting the value of the Accumulation Units the Owner wishes to transfer into Variable Accumulation Units of Sub-Accounts and/or Fixed Accumulation Units of the same aggregate value, as the Owner chooses. These transfers are subject to the following conditions:

    (1) Transfers involving Fixed Accumulation Units may be made only during the 45 day period before and the 45 day period after each Contract Anniversary;

    (2) Not more than 12 transfers may be made in any Contract Year; and

    (3) The value of Accumulation Units transferred may not be less than $1,000, unless all of the Fixed Accumulation Units or all of the Variable Accumulation Units of a particular Sub-Account credited to the Accumulation Account are being transferred.

    In addition, these transfers will be subject to such terms and conditions as each Fund may impose. We will make these transfers using the Accumulation Unit values for the Valuation Period during which we receive the request for transfer.

    You may request transfers in writing or by telephone. The telephone transfer privilege is available automatically, and does not require your written election. We will require personal identifying information to process a request for transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

                                CASH WITHDRAWALS

    At any time during the Accumulation Phase, the Owner may elect to receive a cash withdrawal payment under the Contract. Withdrawals may be subject to a withdrawal charge (see "Withdrawal Charges"). Withdrawals also may have adverse federal income tax consequences, including a 10% penalty tax. (see "Tax Considerations"). Since the Contracts will be issued only in connection with retirement plans that meet the requirements of Section 401 or Section 408 (excluding Section 408(b)) of the Internal Revenue Code, you should refer to the terms of the particular retirement plan for any limitations or restrictions on cash withdrawals.

    A withdrawal request will be effective on the date we receive it. If the Owner requests a withdrawal of more than $5,000, we may require a signature guarantee. The request must specify the amount the Owner wishes to withdraw. For a partial withdrawal, the Owner may specify the amount to be withdrawn from the Fixed Account and/or each Sub-Account to which the Contract's Accumulation Account is allocated. If the Owner does not so specify, we will deduct the total amount requested pro rata, based on the allocations at the end of the Valuation Period during which we receive the withdrawal request.

    If the Owner requests a full withdrawal, we will pay the value of the Accumulation Account at the end of the Valuation Period during which we receive the request, minus the contract maintenance charge for the current Contract Year and any applicable withdrawal charge. If the Owner requests a partial withdrawal, we will pay the amount requested less any applicable withdrawal charge and we will reduce the value of the Contract's Accumulation Account by deducting the amount requested. If the Owner requests a partial withdrawal that would result in the value of the Accumulation Account being reduced to an amount less than the contract maintenance charge for the current Contract Year, we will treat it as a request for a full withdrawal.

    We will pay you the applicable amount of any full or partial withdrawal within seven days after we receive the Owner's withdrawal request, except in cases where we are permitted to defer payment under the Investment Company Act of 1940 and applicable state insurance law. Currently, we may defer payment of amounts withdrawn only for following periods:

    - When the New York Stock Exchange is closed, except weekends and holidays or when trading on the New York Stock Exchange is restricted;

    - When it is not reasonably practical to dispose of securities held by the Funds or to determine the value of the net assets of the Funds because an emergency exists; and

    - When an SEC order permits us to defer payment for the protection of securities holders.

                                 DEATH BENEFIT

    If the Annuitant dies before the Annuity Commencement Date, we will pay a death benefit to the Beneficiary. If the Annuitant dies on or after the Annuity Commencement Date, we will not pay a death benefit, except as may be provided under Annuity Options B, D, or E, if elected. (Under these options, the Beneficiary may choose to receive remaining payments as they become due or a single lump sum payment of their discounted value).

    Subject to the rights of an irrevocably designated Beneficiary, the Owner may change or revoke the designation of a Beneficiary at any time while the Annuitant is living. Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the Beneficiary designation. If there is no designated Beneficiary living on the date of death of the Annuitant, we will pay the death benefit in one lump sum to the Owner, or if the Owner is the Annuitant, to the estate of the Owner/Annuitant.

    During the lifetime of the Annuitant and before the Annuity Commencement Date, the Owner may elect to have the death benefit payable under one or more of our annuity options listed under "Annuity Provisions" in this Prospectus, for the Beneficiary as Payee. If the Owner has not elected a method of settlement of the death benefit that is in effect on the date of death of the Annuitant, the Beneficiary may elect to receive the death benefit in the form of either a cash payment or one or more of our annuity options. If we do not receive an election by the Beneficiary within 60 days after the date we receive Due Proof of Death of the Annuitant and any required release or consent, the Beneficiary will be deemed to have elected a cash payment as of the last day of the 60 day period.

    In all cases, no Owner or Beneficiary will be entitled to exercise any rights that would adversely affect the treatment of the Contract as an annuity contract under the Internal Revenue Code.

    You should refer to the terms of the particular retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the death benefit.

PAYMENT OF DEATH BENEFIT

    If the death benefit is to be paid in cash to the Beneficiary, we will make payment within seven days of the date the election becomes effective or is deemed to become effective, except as we may be permitted to defer such payment in accordance with the Investment Company Act of 1940 under the circumstances described under "Cash Withdrawals." If the death benefit is to be paid in one sum to the Owner or to the estate of the deceased Owner/Annuitant, we will make payment within seven days of the date we receive Due Proof of Death of the Annuitant and the Beneficiary.

    If the death benefit is to be paid under one or more of our annuity options, the Annuity Commencement Date will be the first day of the second calendar month following the effective date or the deemed effective date of the election, and we will maintain the Contract's Accumulation Account in effect until the Annuity Commencement Date. The Owner or Beneficiary may elect an Annuity Commencement Date later than that described above, provided that such date is (a) the first day of a calendar month and
(b) not later than the first day of the first month following the 85th birthday of the Beneficiary or other Payee designated by the Owner, as the case may be, unless otherwise restricted by the particular retirement plan or by applicable law (see "Annuity Commencement Date").

AMOUNT OF DEATH BENEFIT

    The death benefit is equal to the greatest of:

    (1) the value of the Contract's Accumulation Account;

    (2) the total Purchase Payments made under the Contract reduced by all withdrawals; and

    (3) the value of the Contract's Accumulation Account on the fifth Contract Anniversary, adjusted for any Purchase Payments or cash withdrawal payments made and contract charges assessed after the fifth Contract Anniversary.

    To determine the amount of the death benefit under (1) above, we will use Accumulation Values for the Valuation Period during which we receive Due Proof of Death of the Annuitant if the Owner has elected settlement under one or more of the annuity options; if no election by the Owner is in effect, we will use either the values for the Valuation Period during which an election by the Beneficiary becomes or is deemed effective or, if the death benefit is to be paid in one sum to the Owner or to the Owner/Annuitant's estate, the values for the Valuation Period during which we receive Due Proof of Death of both the Annuitant and the designated Beneficiary.

                                CONTRACT CHARGES

    We will assess contract charges under the Contract as follows:

CONTRACT MAINTENANCE CHARGE

    We deduct an annual contract maintenance charge of $30 as partial reimbursement to us for administrative expenses relating to the issuance and maintenance of the Contract. Prior to the Annuity Commencement Date, we deduct this charge on each Contract Anniversary. We will also deduct this charge on surrender of the Contract for full value on a date other than the Contract Anniversary. We deduct the contract maintenance charge in equal amounts from the Fixed Account and each Sub-Account in which the Owner has Accumulation Units at the time of such deduction.

    On the Annuity Commencement Date, we will reduce the value of the Contract's Accumulation Account by a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date. After the Annuity Commencement Date, we will deduct the contract maintenance charge pro rata from each annuity payment made during the year.

    We will not increase the amount of the contract maintenance charge. We reserve the right to reduce the amount of the contract maintenance charge for groups of participants with individual Contracts under an employer's retirement program in situations in which the size of the group and established administrative efficiencies contribute to a reduction in administrative expenses. We do not expect to make a profit from the contract maintenance charge.

MORTALITY AND EXPENSE RISK CHARGE

    We assume the risk that Annuitants may live for a longer period of time than we have estimated in establishing the guaranteed annuity rates incorporated into the Contract, and the risk that administrative charges assessed under the Contract may be insufficient to cover our actual administrative expenses incurred.

    For assuming these risks, we make a deduction from the Variable Account at the end of each Valuation Period both during the Accumulation Phase and after the annuity payments begin at an effective annual rate of 1.30%. We may change the rate of this deduction annually but it will not exceed 1.30% on an annual basis. If the deduction is insufficient to cover the actual cost of the mortality and expense risk undertaking, we will bear the loss. Conversely, if the deduction proves more than sufficient, the excess will be profit to us and would be available for any proper corporate purpose including, among other things, payment of distribution expenses. If the withdrawal charges described below prove insufficient to cover expenses associated with the distribution of the Contracts, we will meet the deficiency from our general corporate funds, which may include amounts derived from the mortality and expense risk charges.

    For the year ended December 31, 2000, mortality and expense risk charges were the only expenses of the Variable Account.

WITHDRAWAL CHARGES

    We do not deduct a sales charge from Purchase Payments. However, we will assess a withdrawal charge (contingent deferred sales charge) on certain amounts you withdraw as reimbursement for certain expenses relating to the distribution of the Contracts, including commissions, costs of preparation of sales literature and other promotional costs and acquisition expenses.

    The Owner may withdraw a portion of the Accumulation Account value each year without imposition of any withdrawal charge, and after we have held a Purchase Payment for five years it may be withdrawn free of any withdrawal charge. In addition, we do not assess a withdrawal charge upon annuitization or upon the transfer of Accumulation Account values among the Sub-Accounts or between the Sub-Accounts and the Fixed Account.

    All other full or partial withdrawals are subject to a withdrawal charge equal to 5% of the amount withdrawn that is subject to the charge. We will apply the charge as follows:

    (1) OLD PAYMENTS, NEW PAYMENTS AND "ACCUMULATED VALUE": In a given Contract Year, "New Payments" are Payments made in that Contract Year or in the previous four Contract Years; "Old Payments" are Payments made before the previous four Contract Years. The remainder of the Accumulation Account value--that is, the value of the Accumulation Account minus the total of Old Payments and New Payments--is called the "accumulated value."

    (2) ORDER OF WITHDRAWAL: When the Owner makes a full surrender or partial withdrawal, we consider the oldest Payment not previously withdrawn to be withdrawn first, then the next oldest, and so forth. Once all Old Payments and New Payments have been withdrawn, additional amounts withdrawn will be attributed to accumulated value.

    (3) FREE WITHDRAWAL AMOUNT: In any Contract Year, the Owner may withdraw the following amount before we impose a withdrawal charge: (a) any Old Payments not previously withdrawn plus (b) 10% of any New Payments, whether or not these New Payments have been previously withdrawn.

    (4) AMOUNT SUBJECT TO WITHDRAWAL CHARGE: We will impose the 5% withdrawal charge on the excess, if any, of (a) Old Payments and New Payments being withdrawn over (b) the remaining free withdrawal amount at the time of the withdrawal. We do not impose the withdrawal charge on amounts attributed to accumulated value.

    Aggregate withdrawal charges assessed against a Contract will never exceed 5% of the total amount of Purchase Payments made under the Contract (see Appendix C to the Statement of Additional Information for examples of withdrawals and withdrawal charges).

PREMIUM TAXES

    We will make a deduction, when applicable, for premium taxes or similar state or local taxes. Currently, no premium taxes are applicable in the State of New York; however, if an Owner or the Payee is a resident of a state other than New York, a premium tax ranging from 0% to 3.5% may be assessed, depending on the state of residence. It is currently our policy to deduct the tax from the amount applied to provide an annuity at the time annuity payments commence. However, we reserve the right to deduct such taxes on or after the date they are incurred.

CHARGES OF THE FUNDS

    The Variable Account purchases shares of the Funds at net asset value. The net asset value of these shares reflects investment management fees, Rule 12b-1 (i.e., distribution plan) fees and expenses (including, but not limited to, compensation of trustees/directors, governmental expenses, interest charges, taxes, fees of auditors, legal counsel, transfer agent and custodian, transactional expenses and brokerage commissions) already deducted from the assets of the Funds. These fees and expenses are more fully described in the Funds' prospectuses and related statements of additional information.

                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

    We begin making annuity payments under a Contract on the Annuity Commencement Date, which the Owner selects in the Contract application. The Owner may change this date as provided in the Contract; however, the new Annuity Commencement Date must be the first day of a month and not later than the first day of the first month following the Annuitant's 85th birthday, unless otherwise limited or restricted by the particular retirement plan or by applicable law. In most situations, current law requires that certain minimum distributions commence no later than April 1 following the year the Annuitant reaches age
70 1/2. In addition, the particular retirement plan may impose additional limitations. The Annuity Commencement Date may also be changed by an election of an annuity option, as described under "Death Benefit." Any new Annuity Commencement Date must be at least 30 days after we receive notice of the change.

    On the Annuity Commencement Date, we will cancel the Contract's Accumulation Account and apply its adjusted value to provide an annuity. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period that ends immediately before the Annuity Commencement Date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge (see "Contract Maintenance Charge"). NO CASH WITHDRAWALS WILL BE PERMITTED AFTER THE ANNUITY COMMENCEMENT DATE, EXCEPT AS MAY BE AVAILABLE UNDER ANNUITY OPTIONS B, D, OR E, IF ELECTED. (Under these options, if the Annuitant dies on or after the Annuity Commencement Date, the Beneficiary may choose to receive the remaining annuity payments as they become due or a single lump sum payment of their discounted value).

ANNUITY OPTIONS

    During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may elect one or more of the annuity options described below or such other settlement option as we may agree to for the Annuitant as Payee, except as restricted by the particular retirement plan or any applicable legislation. These annuity options may also be elected by the Owner or the Beneficiary, as provided under "Death Benefit."

    The Owner may not change any election after 30 days before the Annuity Commencement Date, and no change of annuity option is permitted after the Annuity Commencement Date. If no election is in effect on the 30th day before the Annuity Commencement Date, we will deem Annuity Option B, for a Life Annuity with 120 Monthly Payments Certain, to have been elected.

    Any election may specify the proportion of the adjusted value of the Contract's Accumulation Account to be applied to the Fixed Account and the Sub-Accounts. If the election does not so specify, the portion of the adjusted value of the Accumulation Account to be applied to the Fixed Account and the Sub-Accounts will be determined on a pro rata basis from the composition of the Accumulation Account on the Annuity Commencement Date.

    Annuity Options A, B and C are available to provide either a Fixed Annuity or a Variable Annuity. Annuity Options D and E are available only to provide a Fixed Annuity.

Annuity Option A. Life Annuity: We make monthly payments during the lifetime of the Payee. This option offers a higher level of monthly payments than Annuity Options B or C because we do not make further payments after the death of the Payee and there is no provision for a death benefit payable to a Beneficiary.

Annuity Option B. Life Annuity with 60, 120 or 240 Monthly Payments Certain: We make monthly payments during the lifetime of the Payee and in any event for 60, 120, 180 or 240 months certain, as elected. The election of a longer period certain results in smaller monthly payments than would be the case if a shorter period certain was elected.

Annuity Option C. Joint and Survivor Annuity: We make monthly payments during the joint lifetime of the Payee and a designated second person and during the lifetime of the survivor. During the lifetime of the survivor, variable monthly payments, if any, will be determined using the percentage chosen at the time this option was elected of the number of each type of Annuity Unit credited to the Contract and each fixed monthly payment, if any, will be equal to the same percentage of the fixed monthly payment payable during the joint lifetime of the Payee and the designated second person.

Annuity Option D. Fixed Payments for a Specified Period Certain: We make fixed monthly payments for a specified period of time (at least three years but not exceeding 30 years), as elected.

Annuity Option E. Fixed Payments: We will hold the amount applied to provide fixed payments in accordance with this option at interest. We will make fixed payments in such amounts and at such times as we have agreed upon and will continue until the amount we hold with interest is exhausted. We will credit interest yearly on the amount remaining unpaid at a rate which we shall determine from time to time but which shall not be less than 4% per year, compounded annually. We may change the rate so determined at any time; however, the rate may not be reduced more frequently than once during each calendar year.

DETERMINATION OF ANNUITY PAYMENTS

    We will determine the dollar amount of the first Variable Annuity payment in accordance with the annuity payment rates found in the Contract, which are based on an assumed interest rate of 4% per year. We determine all Variable Annuity payments other than the first by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first Variable Annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period that ends immediately before the Annuity Commencement Date. The number of Annuity Units of each Sub-Account credited to the Contract then remains fixed, unless an exchange of Annuity Units is made as described below. The dollar amount of each Variable Annuity payment after the first may increase, decrease or remain constant, depending on the investment performance of the Sub-Accounts.

    The Statement of Additional Information contains detailed disclosure regarding the method of determining the amount of each Variable Annuity payment and calculating the value of a Variable Annuity Unit, as well as hypothetical examples of these calculations.

EXCHANGE OF VARIABLE ANNUITY UNITS

    After the Annuity Commencement Date, the Payee may exchange Variable Annuity Units from one Sub-Account to another, up to a maximum of 12 such exchanges each Contract Year. We calculate the number of new Variable Account units so that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the fact of the exchange.

ANNUITY PAYMENT RATES

    The Contract contains annuity payment rates for each annuity option described above. The rates show, for each $1,000 applied, the dollar amount of
(a) the first monthly Variable Annuity payment based on the assumed interest rate of 4%, and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate of 4% per year. The annuity payment rates may vary according to the annuity option elected and the adjusted age of the Payee.

    If net investment return of the Sub-Accounts was exactly equal to the assumed interest rate of 4%, the amount of each Variable Annuity payment would remain level. If a net investment return is greater than 4%, the amount of each variable annuity payment would increase; conversely, if the net investment return is less than 4%, the amount of each variable annuity payment would decrease.

                           OTHER CONTRACT PROVISIONS

OWNER

    The Owner is entitled to exercise all Contract rights and privileges without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner on the death of the Annuitant. In some qualified plans the Owner of the Contract is a Trustee and the Trust authorizes the Annuitant/participant to exercise certain Contract rights and privileges.

    Transfer of ownership of a Contract is governed by the laws and regulations applicable to the retirement plan for which we issue the Contract. Subject to the foregoing, a Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

VOTING OF FUND SHARES

    We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Funds or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. We will vote Fund shares for which no timely voting instructions are received in the same proportion as the shares for which instructions are received from persons having such voting rights. The Owner is the person having the right to give voting instructions prior to the Annuity Commencement Date. On or after the Annuity Commencement Date, the Payee is the person having such voting rights.

    Owners of Contracts may be subject to other voting provisions of the particular retirement plan. Employees who contribute to retirement plans which are funded by the Contracts are entitled to instruct the Owners as to how to instruct the Company to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans.

    We will determine the number of particular Fund shares as to which each such person is entitled to give instructions on a date not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, we determine the number of particular Fund shares as to which voting instructions may be given by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Contract's Accumulation Account by the net asset value of one particular Fund share as of the same date. On or after the Annuity Commencement Date, we determine the number of particular Fund shares as to which such instructions may be given by a Payee by dividing the reserve held by the Company in the particular Sub-Account for the Contract by the net asset value of a particular Fund share as of the same date.

SUBSTITUTED SECURITIES

    Shares of any of the Funds may not always be available for purchase by the Variable Account or we may decide that further investment in any such Fund's shares is no longer appropriate in view of the purposes of the Variable Account. In either event, we may substitute shares of another registered open-end investment company both for Fund shares already purchased by the Variable Account and as the security to be purchased in the future provided that these substitutions have been approved by the Securities and Exchange Commission and the Superintendent of Insurance of the State of New York (the "Superintendent of Insurance"). In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

MODIFICATION

    Upon notice to the Owner, or to the Payee during the annuity period, we may modify the Contract, but only if such modification (i) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which we are subject, (ii) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts,
(iii) is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts, or (iv) provides additional Variable Account and/or fixed accumulation options. In the event of any such modification, we may make appropriate endorsement to the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNT

    At the Company's election and subject to the prior approval of the Superintendent of Insurance of the State of New York and any necessary vote by persons having the right to give instructions with respect to the voting of Fund shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any such change in the operation of the Variable Account, we, subject to the prior approval of the Superintendent of Insurance, may make appropriate endorsement to the Contract to reflect the change and take such action as may be necessary and appropriate to effect the change.

SPLITTING UNITS

    We reserve the right to split or combine the value of Variable Accumulation Units, Fixed Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

                               TAX CONSIDERATIONS

    The Contracts are designed for use by retirement plans under the provisions of Sections 401 and 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of a Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.

    The following discussion of the treatment of the Contracts and of the Company under the federal income tax laws is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Congress has the power to enact legislation affecting the tax treatment of annuity contracts, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. A more detailed discussion of the federal tax status of the Contracts is contained in the Statement of Additional Information. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE

ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

    Under existing federal income tax laws, the income of the Variable Account, to the extent that it is applied to increase reserves under the Contracts, is not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

    The Contracts are designed for use in connection with retirement plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Generally, no tax is imposed on the increase in the value of a Contract until a distribution occurs. Monthly annuity payments made as retirement distributions, and lump-sum payments or cash withdrawals (when permitted by the applicable retirement plan) under a Contract are generally taxable to the Annuitant as ordinary income to the extent that such payments are not deemed to come from the Owner's previously taxed investment in the Contract. Distributions made prior to age 59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

    In certain circumstances, the Company is required to withhold and remit to the U.S. Government part of the taxable portion of each distribution made under a Contract.

RETIREMENT PLANS

    The Contracts are designed for use with the following types of qualified retirement plans:

    (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing old H.R. 10 (Keogh) Plans; and

    (2) Individual Retirement Accounts ("IRAs") permitted by Sections 219 and 408 of the Code (excluding IRAs established as "Individual Retirement Annuities" under Section 408(b), but including Simplified Employee Pensions established by employers pursuant to Section 408(k)) and Simple Retirement Accounts established pursuant to Section 408(p)).

    The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with IRAs with such supplemental information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts are sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts are distributed by Clarendon Insurance Agency, Inc., One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, a wholly-owned subsidiary of our parent company Sun Life Assurance Company of Canada (U.S.). We will pay commissions and other distribution expense that will not be more than 5.31% of the Purchase Payments.

                               LEGAL PROCEEDINGS

    There are no pending legal proceedings affecting the Variable Account. We are engaged in various kinds of routine litigation which, in management's opinion, is not material with respect to the Variable Account.

                                OWNER INQUIRIES

    All Owner inquiries should be directed to us at our Service Address.

           TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION

General Information
Annuity Provisions
Other Contract Provisions
Tax Considerations
Administration of the Contracts
Distribution of the Contracts
Accountants
Financial Statements
Appendix A -- The Fixed Account
Appendix B -- Illustrative Examples of Calculation of
 Variable Accumulation Unit Value, Variable Annuity Unit
 Value and Variable Annuity Payment
Appendix C -- Withdrawals and Withdrawal Charges

    This Prospectus sets forth information about the Contracts and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contracts and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2001 which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Insurance and Annuity Company of New York. To receive a copy, return this request form to the address shown below or telephone (800) 447-7569.

--------------------------------------------------------------------------------

To:   Sun Life Insurance and Annuity Company of New York
     P.O. Box 9141
     Boston, Massachusetts 02117

    Please send me a Statement of Additional Information for Compass I-Sun Life (N.Y.) Variable Account A.

Name
            ------------------------------------------

Address
            ------------------------------------------

            ------------------------------------------

City                    State         Zip
     ------------------       -------     -------------

Telephone
          --------------------------------------------

PROSPECTUS                                                                [LOGO]

MAY 1, 2001

COMBINATION FIXED/VARIABLE
ANNUITY FOR QUALIFIED
RETIREMENT PLANS

                                                            ISSUED IN CONNECTION
                                                            WITH SUN LIFE (N.Y.)
                                                              VARIABLE ACCOUNT A


CO1NY-1 5/2001


  ISSUED BY
  SUN LIFE INSURANCE AND ANNUITY COMPANY OF
  NEW YORK
  P.O. Box 9141
  Boston, Massachusetts 02117

  GENERAL DISTRIBUTOR
  Clarendon Insurance Agency, Inc.
  One Sun Life Executive Park
  Wellesley, Massachusetts 02481

  AUDITORS
  Deloitte & Touche LLP
  200 Berkeley Street
  Boston, Massachusetts 02116

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION


    Attached hereto and made a part hereof is a Statement of Additional Information dated May 1, 2001.

                                                                     MAY 1, 2001


                                   COMPASS I

                      STATEMENT OF ADDITIONAL INFORMATION

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                               TABLE OF CONTENTS

General Information.......................................................   2
Annuity Provisions........................................................   2
Other Contract Provisions.................................................   3
Tax Considerations........................................................   4
Administration of the Contracts...........................................   5
Distribution of the Contracts.............................................   6
Accountants...............................................................   6
Financial Statements......................................................   7
Appendix A -- The Fixed Account...........................................   34
Appendix B -- Illustrative Examples of Calculation of Variable
 Accumulation Unit Value, Variable Annuity Unit Value and Variable Annuity
 Payments.................................................................   36
Appendix C -- Withdrawals and Withdrawal Charges..........................   37


    This Statement of Additional Information sets forth information which may be of interest to prospective purchasers of Compass I Combination Fixed/Variable Annuity Contracts (the "Contracts") issued by Sun Life Insurance and Annuity Company of New York (the "Company") in connection with Sun Life (N.Y.) Variable Account A (the "Variable Account") which is not necessarily included in the Prospectus dated May 1, 2001. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Insurance and Annuity Company of New York, P.O. Box 9141, Boston, Massachusetts 02117 or by telephoning
(800) 447-7569.


    The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

--------------------------------------------------------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                              GENERAL INFORMATION

THE COMPANY

    Sun Life Insurance and Annuity Company of New York (the "Company") is a stock life insurance company incorporated under the laws of New York on May 25, 1983. Its Home Office is located at 122 East 42nd Street, Suite 1900, New York, New York 10017.

    We are a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) ("Sun Life (U.S.)"), a stock life insurance company incorporated in Delaware. Sun Life (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life (Canada)"). Sun Life (Canada) completed its demutualization on March 22, 2000. As a result of the demutualization, a new holding company, Sun Life Financial Services of Canada Inc. ("Sun Life Financial"), is now the ultimate parent of Sun Life (Canada) and the Company. Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, London, and Manila stock exchanges.

THE VARIABLE ACCOUNT

    Sun Life (N.Y.) Variable Account A (the "Variable Account") is a separate account of the Company, meets the definition of a separate account under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

THE FIXED ACCOUNT

    If the Owner elects to have Contract values accumulated on a fixed basis, Purchase Payments are allocated to the Fixed Account, which consists of all assets of the Company other than those allocated to separate accounts of the Company. Because of exemptive and exclusionary provisions, that part of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account, nor any interests therein, are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Statement of Additional Information with respect to that portion of the Contract relating to the Fixed Account. Disclosures regarding the fixed portion of the Contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made herein (see "Fixed Account" in Appendix A).

                               ANNUITY PROVISIONS

DETERMINATION OF ANNUITY PAYMENTS

    On the Annuity Commencement Date the Contract's Accumulation Account will be cancelled and its adjusted value will be applied to provide a Variable Annuity or a Fixed Annuity or a combination of both. The adjusted value will be equal to the value of the Accumulation Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date, reduced by any applicable premium taxes or similar taxes and a proportionate amount of the contract maintenance charge to reflect the time elapsed between the last Contract Anniversary and the day before the Annuity Commencement Date.

    The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates found in the Contract, which are based on an assumed interest rate of 4% per year. All variable annuity payments other than the first are determined by means of Annuity Units credited to the Contract. The number of Annuity Units to be credited in respect of a particular Sub-Account is determined by dividing that portion of the first variable annuity payment attributable to that Sub-Account by the Annuity Unit value of that Sub-Account for the Valuation Period which ends immediately preceding the Annuity Commencement Date. The number of Annuity Units of each particular Sub-Account credited to the Contract then remains fixed, unless an exchange of Annuity Units is made as described in the Prospectus. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of a particular Sub-Account credited to the Contract by the Annuity Unit value for the particular Sub-Account for the Valuation Period which ends immediately preceding the due date of each subsequent payment.

    For a description of fixed annuity payments, see Appendix A.

    For a hypothetical example of the calculation of a variable annuity payment, see Appendix B.

ANNUITY UNIT VALUE

    The Annuity Unit value for each Sub-Account was established at $10.00 for the first Valuation Period of the particular Sub-Account. The Annuity Unit value for the particular Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit value for the particular Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor (see "Net Investment Factor" in the Prospectus) for the particular Sub-Account for the current Valuation Period and then multiplying that product by a factor to neutralize the assumed interest rate of 4% per year used to establish the annuity payment rates found in the Contract. The factor is 0.99989255 for a one day Valuation Period.

    For a hypothetical example of the calculation of the value of a Variable Annuity Unit, see Appendix B.

                           OTHER CONTRACT PROVISIONS

RIGHT TO RETURN CONTRACT

    The Owner should read the Contract carefully as soon as it is received. If the Owner wishes to return the Contract, it must be returned to the Company at its Service Address within ten days after it was delivered to the Owner. When the Company receives the returned Contract, it will be cancelled and the full amount of any Purchase Payment(s) received by the Company will be refunded.

    Under the Internal Revenue Code, an Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the Individual Retirement Account is established. If the Owner is furnished with such disclosure statement before the seventh day preceding the date the Individual Retirement Account is established, the Owner will not have any right of revocation. If the disclosure statement is furnished after the seventh day preceding the establishment of the Individual Retirement Account, then the Owner may revoke the Contract any time within seven days after the issue date. Upon such revocation, the Company will refund all Purchase Payment(s) made by the Owner. The foregoing right of revocation with respect to an Individual Retirement Account is in addition to the return privilege set forth in the preceding paragraph. The Company will allow an Owner establishing an Individual Retirement Account a "ten day free look," notwithstanding the provisions of the Internal Revenue Code.

OWNER AND CHANGE OF OWNERSHIP

    The Contract shall belong to the Owner or to the successor to the Owner or the transferee of the Owner. All rights and privileges under the Contract may be exercised by the Owner, the successor to the Owner or transferee of the Owner without the consent of the Beneficiary or any other person. Such rights and privileges may be exercised only during the lifetime of the Annuitant and prior to the Annuity Commencement Date, except as otherwise provided in the Contract. The Annuitant becomes the Owner on and after the Annuity Commencement Date. The Beneficiary becomes the Owner upon the death of the Annuitant. In some qualified plans the Owner of the Contract is a trustee and the trust authorizes the Annuitant/participant to exercise certain contract rights and privileges.

    Ownership of the Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Owner;
or (4) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which the Contract may be issued. Subject to the foregoing, the Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company. A change of Contract ownership will not be binding upon the Company until written notification of such change is received by the Company. Once received by the Company, the change will be effective as of the date on which the request for change was signed by the Owner, but the change will be without prejudice to the Company on account of any payment made or any action taken by the Company prior to receiving the change. The Company may require that the signature of the Owner be guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank (not a savings bank) which is a member of the Federal Deposit Insurance Corporation or, in certain cases, by a member firm of the National Association of Securities Dealers, Inc. which has entered into an appropriate agreement with the Company.

DESIGNATION AND CHANGE OF BENEFICIARY

    The Beneficiary designation contained in the Contract application will remain in effect until changed. The interest of any Beneficiary is subject to the particular Beneficiary surviving the Annuitant.

    Subject to the rights of an irrevocably designated Beneficiary, the Owner (or the Annuitant, as permitted by the Owner) may change or revoke the designation of a Beneficiary at any time while the Annuitant is living by filing with the Company a written beneficiary designation or revocation in such form as the Company may require. The change or revocation will not be binding upon the Company until it is received by the Company. When it is so received the change or revocation will be effective as of the date on which the beneficiary designation or revocation was signed by the Owner or the Annuitant, as applicable.

    Reference should be made to the terms of the particular retirement plan and any applicable legislation for any restrictions on the beneficiary designation.

CUSTODIAN

    The Company is custodian of the assets of the Variable Account. The Company, as custodian, will purchase Fund shares at net asset value in connection with amounts allocated to the particular Sub-Account in accordance with the instructions of the Owner and will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

                               TAX CONSIDERATIONS

    The Contracts are designed for use by retirement plans under the provisions of Sections 401 or 408 (excluding Section 408(b)) of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the value of the Contract's Accumulation Account, on annuity payments and on the economic benefit to the Owner, the Annuitant, the Payee or the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature, is based upon the Company's understanding of federal income tax laws as currently interpreted, and is not intended as tax advice. Legislation affecting the tax treatment of annuity contracts could be enacted in the future, and such legislation could be applied retroactively to Contracts purchased before the date of enactment. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY AND THE VARIABLE ACCOUNT

    The Company is taxed as a life insurance company under the Code. Although the operations of the Variable Account are accounted for separately from other operations of the Company for purposes of federal income taxation, the Variable Account is not separately taxable as a regulated investment company or otherwise as a taxable entity separate from the Company. Under existing federal income tax laws, the income and capital gains of the Variable Account to the extent applied to increase reserves under the Contracts are not taxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

    A participant in a retirement plan is the individual on whose behalf a Contract is issued. Certain federal income tax advantages are available to participants in retirement plans which meet the requirements of Section 401 or Section 408 (excluding Section 408(b)) of the Code. The Contracts are designed for use in connection with such retirement plans and accordingly all or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. Monthly annuity payments made as retirement distributions under a Contract are generally taxable to the Annuitant as ordinary income under Section 72 of the Code. Distributions prior to age 59 1/2 generally are subject to a 10% penalty tax, although this tax will not apply in certain circumstances. Certain distributions, known as "eligible rollover distributions," if rolled over to certain other qualified retirement plans (either directly or after being distributed to the Owner or the Payee), are not taxable until distributed from the plan to which they are rolled over. In general, an eligible rollover distribution is any taxable distribution other than a hardship distribution or distribution that is part of a series of payments made for life or for a specified period of ten years or more. Only the plan participant or the participant's spouse may elect to roll over a distribution to an eligible retirement plan.

    Owners, Annuitants, Payees and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, rollovers and payments under the retirement plans in connection with which the Contracts are purchased.

    The Company will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a Contract issued in connection with an individual retirement account unless the Owner or Payee provides his or her taxpayer identification number to the Company and notifies the Company (in the manner prescribed) before the time of the distribution that he or she chooses not to have any amounts withheld.

    In the case of distributions from a Contract (other than a Contract issued for use with an individual retirement account), the Company or the plan administrator must withhold and remit to the U.S. Government 20% of each distribution that is an eligible rollover distribution (as defined above), unless the Owner or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover. If a distribution from a Contract is not an eligible rollover distribution, then the Owner or Payee can choose not to have amounts withheld as described above for individual retirement accounts.

    Amounts withheld from any distribution may be credited against the Owner's or Payee's federal income tax liability for the year of the distribution.

    The Tax Reform Act of 1984 authorizes the Internal Revenue Service to promulgate regulations that prescribe investment diversification requirements for segregated asset accounts underlying certain variable annuity contracts. These regulations do not affect the tax treatment of qualified contracts, such as the Contracts.

    Due to the complex nature and frequent revisions of the federal income tax laws affecting retirement plans, a person contemplating the purchase of a Contract for use in connection with a retirement plan, the distribution or surrender of a Contract held under a retirement plan, or the election of an annuity option provided in a Contract should consult a qualified tax adviser.

                        ADMINISTRATION OF THE CONTRACTS

    The Company performs certain administrative functions relating to the Contracts and the Variable Account. These functions include maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, Contract number, type of contract issued to each owner, the status of the Accumulation Account under each Contract, and other pertinent information necessary to the administration and operation of the Contracts. The Company has entered into service agreements with its parent, Sun Life Assurance Company of Canada (U.S.), and with

Sun Life Assurance Company of Canada under which the latter has agreed to provide the Company with certain services on a cost reimbursement basis. These services include, but are not limited to, accounting and investment services, systems support and development, pricing, product development, actuarial, legal and compliance functions, marketing services and staff training.

                         DISTRIBUTION OF THE CONTRACTS

    The offering of the Contracts is continuous. The Contracts will be sold by licensed insurance agents in the State of New York. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181, a wholly-owned subsidiary of Sun Life of Canada (U.S.). Commissions and other distribution compensation will be paid by the Company and will not be more than 5.31% of Purchase Payments. During 1998, 1999, and 2000, approximately $3,104, $0, and $468 respectively, was paid to and retained by Clarendon in connection with the distribution of the Contracts.


                                  ACCOUNTANTS

    Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116, are the Variable Account's independent auditors, providing auditing and other professional services.

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                             STATEMENT OF CONDITION

                                DECEMBER 31, 2000

                                                             SHARES         COST          VALUE
                                                          ------------  ------------  ------------
ASSETS:
  Investments in mutual funds:
    Massachusetts Investors Trust (MIT)*                       28,476    $  549,222    $  570,081
    Massachusetts Investors Growth Stock Fund (MIG)*           37,918       633,770       649,747
    MFS Total Return Fund (MTR)*                               77,522     1,192,588     1,194,596
    MFS Growth Opportunities Fund (MGO)*                       16,112       232,995       189,768
    MFS Research Fund (MFR)*                                   10,218       236,213       245,063
    MFS Bond Fund (MFB)*                                       19,317       248,032       238,088
    MFS Money Market Fund (MCM)*                              194,697       194,697       194,697
    MFS Government Money Market Fund (MCG)*                    15,403        15,403        15,403
    MFS High Income Fund (MFH)*                                33,341       173,712       139,769
    MFS Global Governments Fund (MGG)*                          6,006        62,998        57,320
    MFS Emerging Growth Fund (MEG)*                             8,419       364,092       377,031
                                                                        ------------  ------------

NET ASSETS                                                               $3,903,722    $3,871,563
                                                                        ============  ============

                                                              UNITS      UNIT VALUE       VALUE
                                                          ------------  ------------  ------------
NET ASSETS APPLICABLE TO OWNERS OF DEFERRED
  VARIABLE ANNUITY CONTRACTS:
    MIT                                                         8,112    $  70.4165    $  570,081
    MIG                                                         7,041       93.0382       649,747
    MTR                                                        23,175       54.7722     1,194,596
    MGO                                                         3,270       57.4919       189,768
    MFR                                                         3,983       61.5236       245,063
    MFB                                                         8,137       27.9043       238,088
    MCM                                                        10,734       18.1335       194,697
    MCG                                                           870       17.7008        15,403
    MFH                                                         5,291       26.9375       139,769
    MGG                                                         1,868       28.9317        57,320
    MEG                                                         4,777       80.3878       377,031
                                                                                      ------------

NET ASSETS                                                                             $3,871,563
                                                                                      ============

* Investments are made in Class A shares of the fund.

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2000

                                           MIT           MIG          MTR           MGO           MFR           MFB
                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                       -----------   -----------   -----------   -----------   -----------   -----------
Income and expenses:
  Dividend income and capital gain
    distributions received              $  26,822     $  59,385    $   90,040     $  61,074     $  31,363     $  28,520
  Mortality and expense risk charges      (10,836)      (11,191)      (18,954)       (2,920)       (4,016)       (4,838)
                                       -----------   -----------   -----------   -----------   -----------   -----------
        Net investment income (loss)    $  15,986     $  48,194    $   71,086     $  58,154     $  27,347     $  23,682
                                       -----------   -----------   -----------   -----------   -----------   -----------
Realized and unrealized gains
  (losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales             $ 802,609     $ 493,143    $1,001,462     $  15,915     $ 143,133     $ 340,540
        Cost of investments sold         (553,267)     (314,484)   (1,066,094)      (11,009)      (90,242)     (368,631)
                                       -----------   -----------   -----------   -----------   -----------   -----------
          Net realized gains (losses)
                                        $ 249,342     $ 178,659    $  (64,632)    $   4,906     $  52,891     $ (28,091)
Net unrealized appreciation            -----------   -----------   -----------   -----------   -----------   -----------
  (depreciation) on investments:
      End of year                       $  20,859     $  15,977    $    2,008     $ (43,227)    $   8,850     $  (9,944)
      Beginning of year                   311,016       286,369      (188,419)       46,739        99,929       (39,598)
                                       -----------   -----------   -----------   -----------   -----------   -----------
        Change in unrealized
          appreciation (depreciation)   $(290,157)    $(270,392)   $  190,427     $ (89,966)    $ (91,079)    $  29,654
                                       -----------   -----------   -----------   -----------   -----------   -----------
        Realized and unrealized gains
          (losses)                      $ (40,815)    $ (91,733)   $  125,795     $ (85,060)    $ (38,188)    $   1,563
                                       -----------   -----------   -----------   -----------   -----------   -----------
  Increase (Decrease) in net assets
    from operations                     $ (24,829)    $ (43,539)   $  196,881     $ (26,906)    $ (10,841)    $  25,245
                                       ===========   ===========   ===========   ===========   ===========   ===========

                                          MCM           MCG           MFH           MGG           MEG
                                       Sub-Account   Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                       -----------   -----------   -----------   ----------    -----------
Income and expenses:
  Dividend income and capital gain
    distributions received              $  13,357     $   1,427     $  17,369     $     -       $   38,875
  Mortality and expense risk charges       (3,023)         (341)       (2,272)         (937)        (8,473)
                                       -----------   -----------   -----------   -----------   ------------
        Net investment income (loss)    $  10,334     $   1,086     $  15,097     $    (937)    $   30,402
                                       -----------   -----------   -----------   -----------   ------------
Realized and unrealized gains
  (losses):
    Realized gains (losses) on
      investment transactions:
        Proceeds from sales             $ 203,034     $  22,555     $  40,632     $  60,415     $  570,385
        Cost of investments sold         (203,034)      (22,555)      (42,849)      (71,687)      (235,321)
                                       -----------   -----------   -----------   -----------   ------------
          Net realized gains (losses)
                                        $     -       $     -       $  (2,217)    $ (11,272)    $  335,064
Net unrealized appreciation            -----------   -----------   -----------   -----------   ------------
  (depreciation) on investments:
      End of year                       $     -       $     -       $ (33,943)    $  (5,678)    $   12,939
      Beginning of year                       -             -          (8,144)      (17,457)       513,793
                                       -----------   -----------   -----------   -----------   ------------
        Change in unrealized
          appreciation (depreciation)   $     -       $     -       $ (25,799)    $  11,779     $ (500,854)
                                       -----------   -----------   -----------   -----------   ------------
        Realized and unrealized gains
          (losses)                      $     -       $     -       $ (28,016)    $     507     $ (165,790)
                                       -----------   -----------   -----------   -----------   ------------
  Increase (Decrease) in net assets
    from operations                     $  10,334     $   1,086     $ (12,919)    $    (430)    $ (135,388)
                                       ===========   ===========   ===========   ===========   ============

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                      STATEMENTS OF CHANGES IN NET ASSETS

                     YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                      MIT                      MIG                      MTR
                                                  Sub-Account              Sub-Account              Sub-Account
                                                   Year Ended               Year Ended               Year Ended
                                                  December 31,             December 31,             December 31,
                                               2000         1999        2000         1999        2000         1999
                                            -----------------------  -----------------------  -----------------------
Operations:
  Net investment income (loss)              $   15,986  $   26,830   $   48,194  $   68,200   $   71,086  $  168,269
  Net realized gains (losses)                  249,342     201,649      178,659     264,971      (64,632)     54,786
  Net unrealized gains (losses)               (290,157)   (154,043)    (270,392)     14,970      190,427    (197,558)
                                            ----------- -----------  ----------- -----------  ----------- -----------
Increase (Decrease) in
  net assets from operations                $  (24,829) $   74,436   $  (43,539) $  348,141   $  196,881  $   25,497
                                            ----------- -----------  ----------- -----------  ----------- -----------
Contract owner transactions:
  Accumulation activity:
    Purchase payments received              $   19,649  $   31,674   $   20,172  $   13,888   $   20,526  $   11,466
    Net transfers between Sub-Accounts
      and Fixed Accounts                        (6,320)    (53,038)      18,026      73,789       34,306     (91,840)
    Withdrawals, surrenders
      and account fees                        (780,846)   (310,146)    (469,776)   (518,546)    (976,321)   (316,540)
                                            ----------- -----------  ----------- -----------  ----------- -----------
Net contract owner activity                 $ (767,517) $ (331,510)  $ (431,578) $ (430,869)  $ (921,489) $ (396,914)
                                            ----------- -----------  ----------- -----------  ----------- -----------
        Increase (Decrease) in net assets   $ (792,346) $ (257,074)  $ (475,117) $  (82,728)  $ (724,608) $ (371,417)

Net assets:
  Beginning of year                          1,362,427   1,619,501    1,124,864   1,207,592    1,919,204   2,290,621
                                            ----------- -----------  ----------- -----------  ----------- -----------
  End of year                               $  570,081  $1,362,427   $  649,747  $1,124,864   $1,194,596  $1,919,204
                                            =========== ===========  =========== ===========  =========== ===========

                                                       MGO                     MFR                      MFB
                                                  Sub-Account              Sub-Account              Sub-Account
                                                   Year Ended               Year Ended               Year Ended
                                                  December 31,             December 31,             December 31,
                                               2000         1999        2000         1999        2000         1999
                                            -----------------------  -----------------------  -----------------------
Operations:
  Net investment income (loss)              $   58,154  $   22,583   $   27,347  $   21,747   $   23,682  $   30,056
  Net realized gains (losses)                    4,906      52,253       52,891      97,899      (28,091)       (525)
  Net unrealized gains (losses)                (89,966)    (15,804)     (91,079)    (40,010)      29,654     (47,911)
                                            ----------- -----------  ----------- -----------  ----------- -----------
Increase (Decrease) in
  net assets from operations                $  (26,906) $   59,032   $  (10,841) $   79,636   $   25,245  $  (18,380)
                                            ----------- -----------  ----------- -----------  ----------- -----------
Contract owner transactions:
  Accumulation activity:
    Purchase payments received              $      608  $    4,625   $      299  $    8,668   $   29,445  $   17,484
    Net transfers between Sub-Accounts
      and Fixed Accounts                             -      18,954        8,748     (60,889)      (2,821)    (16,575)
    Withdrawals, surrenders
      and account fees                         (13,043)   (198,135)    (139,209)   (174,779)    (330,985)    (49,486)
                                            ----------- -----------  ----------- -----------  ----------- -----------
Net contract owner activity                 $  (12,435) $ (174,556)  $ (130,162) $ (227,000)  $ (304,361) $  (48,577)
                                            ----------- -----------  ----------- -----------  ----------- -----------
        Increase (Decrease) in net assets   $  (39,341) $ (115,524)  $ (141,003) $ (147,364)  $ (279,116) $  (66,957)

Net assets:
  Beginning of year                            229,109     344,633      386,066     533,430      517,204     584,161
                                            ----------- -----------  ----------- -----------  ----------- -----------
  End of year                               $  189,768  $  229,109   $  245,063  $  386,066   $  238,088  $  517,204
                                            =========== ===========  =========== ===========  =========== ===========

                       SUN LIFE (N.Y.) VARIABLE ACCOUNT A

                     YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                  MCM                      MCG                     MFH
                                              Sub-Account              Sub-Account             Sub-Account
                                               Year Ended              Year Ended              Year Ended
                                              December 31,            December 31,            December 31,
                                           2000         1999        2000        1999       2000         1999
                                        -----------------------   --------------------   ---------------------
Operations:
  Net investment income (loss)          $  10,334    $   9,721    $  1,086    $   871    $ 15,097    $ 18,420
  Net realized gains (losses)                   -            -           -          -      (2,217)      3,565
  Net unrealized gains (losses)                 -            -           -          -     (25,799)     (7,688)
                                        ----------   ----------   ---------   --------   ---------   ---------
Increase (Decrease) in net assets
  from operations                       $  10,334    $   9,721    $  1,086    $   871    $(12,919)   $ 14,297
                                        ----------   ----------   ---------   --------   ---------   ---------
Contract owner transactions:
  Accumulation activity:
    Purchase payments received          $   1,021    $   3,714    $  6,505    $ 1,823    $    272    $  1,417
    Net transfers between Sub-Accounts
      and Fixed Accounts                  (40,390)     235,544           -          -     (22,000)          -
    Withdrawals, surrenders and
      account fees                        (88,767)    (171,604)    (22,263)    (2,194)    (16,173)    (89,058)
                                        ----------   ----------   ---------   --------   ---------   ---------
Net contract owner activity             $(128,136)   $  67,654    $(15,758)   $  (371)   $(37,901)   $(87,641)
                                        ----------   ----------   ---------   --------   ---------   ---------
        Increase (Decrease) in
          net assets                    $(117,802)   $  77,375    $(14,672)   $   500    $(50,820)   $(73,344)

Net assets:
  Beginning of year                       312,499      235,124      30,075     29,575     190,589     263,933
                                        ----------   ----------   ---------   --------   ---------   ---------
  End of year                           $ 194,697    $ 312,499    $ 15,403    $30,075    $139,769    $190,589
                                        ==========   ==========   =========   ========   =========   =========

                                                 MGG                      MEG
                                             Sub-Account              Sub-Account
                                              Year Ended               Year Ended
                                             December 31,             December 31,
                                          2000         1999        2000         1999
                                        ---------------------   -----------------------
Operations:
  Net investment income (loss)          $   (937)   $  8,695    $  30,402    $  (7,671)
  Net realized gains (losses)            (11,272)     (8,000)     335,064      284,005
  Net unrealized gains (losses)           11,779      (8,638)    (500,854)      77,632
                                        ---------   ---------   ----------   ----------
Increase (Decrease) in net assets
  from operations                       $   (430)   $ (7,943)   $(135,388)   $ 353,966
                                        ---------   ---------   ----------   ----------
Contract owner transactions:
  Accumulation activity:
    Purchase payments received          $    592    $  1,976    $   5,772    $  19,249
    Net transfers between Sub-Accounts
      and Fixed Accounts                   1,248     (24,901)      27,403      (92,844)
    Withdrawals, surrenders and
      account fees                       (57,481)    (49,021)    (516,449)    (348,108)
                                        ---------   ---------   ----------   ----------
Net contract owner activity             $(55,641)   $(71,946)   $(483,274)   $(421,703)
                                        ---------   ---------   ----------   ----------
        Increase (Decrease) in
          net assets                    $(56,071)   $(79,889)   $(618,662)   $ (67,737)

Net assets:
  Beginning of year                      113,391     193,280      995,693    1,063,430
                                        ---------   ---------   ----------   ----------
  End of year                           $ 57,320    $113,391    $ 377,031    $ 995,693
                                        =========   =========   ==========   ==========

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS


(1)  ORGANIZATION

     Sun Life (N.Y.) Variable Account A (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York (the "Sponsor"), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

     The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific mutual fund selected by contract owners from among available mutual funds (the "Funds") advised by Massachusetts Financial Services Company ("MFS"), an affiliate of the Sponsor.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     INVESTMENT VALUATIONS

     Investments in the Funds are recorded at their net asset value. Realized gains and losses on sales of shares of the Funds are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

     Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

     FEDERAL INCOME TAX STATUS

     The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not subject to tax.

(3)  CONTRACT CHARGES

     A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the Sponsor. The deduction is at an effective annual rate of 1.3%.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

(3)  CONTRACT CHARGES - CONTINUED

     Each year on the contract anniversary, a contract maintenance charge ("Account Fee") of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date, the Account Fee is deducted pro rata from each annuity payment made during the year.

     The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 5% of the purchase payments made under the contract.

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

(4)  UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                             MIT                MIG                MTR                MGO                MFR
                                         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                          YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                         DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                       2000       1999    2000       1999    2000       1999    2000       1999    2000       1999
                                      -----------------  -----------------  -----------------  -----------------  -----------------
Units outstanding, beginning of year   19,051   23,908    11,126   16,336    42,572   51,043     3,458    6,850     5,909    9,981

  Units purchased                         351      483       198      178       534      261         9       86         5      161
  Units transferred between
    Sub-Accounts and Fixed Accounts      (170)    (790)      177    1,062       583   (1,973)        -      377       126   (1,097)
  Units withdrawn and surrendered     (11,120)  (4,550)   (4,460)  (6,450)  (20,514)  (6,759)     (197)  (3,855)   (2,057)  (3,136)
                                      -------- --------  -------- --------  -------- --------  -------- --------  -------- --------
Units outstanding, end of year          8,112   19,051     7,041   11,126    23,175   42,572     3,270    3,458     3,983    5,909
                                      ======== ========  ======== ========  ======== ========  ======== ========  ======== ========

                                MFB               MCM               MCG               MFH               MGG               MEG
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                          2000       1999   2000       1999   2000       1999   2000       1999   2000       1999   2000       1999
                         ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
Units outstanding,
  beginning of year       19,507   21,362   18,016   14,005    1,772    1,795    6,600    9,605    3,806    6,258    9,211   14,523

  Units purchased          1,236      682       58      219      382      109        9       47      122       90       90      273
  Units transferred
    between Sub-Accounts
      and Fixed Accounts    (214)    (660)  (2,279)  13,760        -        -     (763)       -      (52)    (873)     237   (1,235)
  Units withdrawn
    and surrendered      (12,392)  (1,877)  (5,061)  (9,968)  (1,284)    (132)    (555)  (3,052)  (2,008)  (1,669)  (4,761)  (4,350)
                         -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- -------- --------

Units outstanding,
  end of year              8,137   19,507   10,734   18,016      870    1,772    5,291    6,600    1,868    3,806    4,777    9,211
                         ======== ======== ======== ======== ======== ======== ======== ======== ======== ======== ======== ========

SUN LIFE (N.Y.) VARIABLE ACCOUNT A

(5) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-Account for the year ended December 31, 2000:

                                                   Purchases           Sales
                                                  -----------       -----------
Massachusetts Investors Trust                       $ 51,078          $ 802,609
Massachusetts Investors Growth Stock Fund            109,759            493,143
MFS Total Return Fund                                151,059          1,001,462
MFS Growth Opportunities Fund                         61,634             15,915
MFS Research Fund                                     40,318            143,133
MFS Bond Fund                                         59,861            340,540
MFS Money Market Fund                                 85,232            203,034
MFS Government Money Market Fund                       7,883             22,555
MFS High Income Fund                                  17,828             40,632
MFS Global Governments Fund                            3,837             60,415
MFS Emerging Growth Fund                             117,513            570,385

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account A and the Board of Directors of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying statement of condition of Massachusetts Investors Trust Sub-Account, Massachusetts Investors Growth Stock Sub-Account, MFS Total Return Sub-Account, MFS Growth Opportunities Sub-Account, MFS Research Sub-Account, MFS Bond Sub-Account, MFS Money Market Sub-Account, MFS Government Money Market Sub-Account, MFS High Income Sub-Account, MFS Global Governments Sub-Account, and MFS Emerging Growth Sub-Account of Sun Life (N.Y.) Variable Account A (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended, and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000, the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                              STATEMENTS OF INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                         2000          1999         1998
                                                      -----------   -----------  -----------
Revenues

  Premiums and annuity considerations                 $   17,810    $   17,849   $   16,225
  Net investment income                                   11,821        11,906       14,029
  Net realized investment gains (losses)                  (3,079)          497        1,368
  Fee and other income                                     9,753         8,387        7,434
                                                      -----------   -----------  -----------

Total revenues                                            36,305        38,639       39,056
                                                      -----------   -----------  -----------
Benefits and Expenses

  Policyowner benefits                                    19,381        20,153       20,023
  Other operating expenses                                 8,383         9,181        7,473
  Amortization of deferred policy acquisition costs        5,844         2,670        3,234
                                                      -----------   -----------  -----------

Total benefits and expenses                               33,608        32,004       30,730
                                                      -----------   -----------  -----------

Income before income tax expense                           2,697         6,635        8,326

Income tax expense                                           958         2,180        2,723
                                                      -----------   -----------  -----------

Net Income                                            $    1,739    $    4,455   $    5,603
                                                      ===========   ===========  ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                                 BALANCE SHEETS
                       (in thousands except per share data)

                           December 31, 2000 and 1999

                                     ASSETS                                  2000           1999
                                                                         ------------   ------------
Investments
  Available-for-sale fixed maturities at fair value (amortized cost of
  $110,526 and $122,747 in 2000 and 1999, respectively)                  $    110,843   $    119,940
  Mortgage loans                                                               26,876         26,244
  Policy loans                                                                    541            538
  Short-term investments                                                       16,001          7,295
                                                                         ------------   ------------

Total investments                                                             154,261        154,017

Cash and cash equivalents                                                       7,292         11,458
Accrued investment income                                                       1,765          1,871
Deferred policy acquisition costs                                              23,799         27,893
Other assets                                                                    9,413          7,010
Separate account assets                                                       556,842        632,351
                                                                         ------------   ------------

Total assets                                                             $    753,372   $    834,600
                                                                         ============   ============

                                   LIABILITIES

Future contract and policy benefits                                      $     37,082   $     35,251
Contractholder deposit funds and other policy liabilities                      98,307        108,301
Deferred federal income taxes                                                   1,561          1,674
Other liabilities and accrued expenses                                          4,160            575
Separate account liabilities                                                  556,842        632,351
                                                                         ------------   ------------

Total liabilities                                                             697,952        778,152
                                                                         ------------   ------------

Commitments and contingencies - Note 15

                              STOCKHOLDER'S EQUITY

Common stock, $1 par value - 2,000 shares authorized;                    $      2,000   $      2,000
  2,000 shares issued and outstanding
Additional paid-in capital                                                     29,500         29,500
Accumulated other comprehensive income (loss)                                     661         (1,272)
Retained earnings                                                              23,259         26,220
                                                                         ------------   ------------
Total stockholder's equity                                               $     55,420   $     56,448
                                                                         ------------   ------------

Total liabilities and stockholder's equity                               $    753,372   $    834,600
                                                                         ============   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF COMPREHENSIVE INCOME
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                    2000           1999            1998
                                                                ------------   ------------    ------------
Net income                                                      $      1,739   $      4,455    $      5,603
Other comprehensive income
  Net unrealized holding gains (losses) on available-for-sale
    securities, net of tax                                             1,933         (2,443)           (299)
                                                                ------------   ------------    ------------

Comprehensive income                                            $      3,672   $      2,012    $      5,304
                                                                ============   ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                       STATEMENTS OF STOCKHOLDER'S EQUITY
                                 (in thousands)

               For the years ended December 31, 2000, 1999 and 1998

                                                               ACCUMULATED
                                                ADDITIONAL        OTHER                          TOTAL
                                  COMMON         PAID-IN      COMPREHENSIVE      RETAINED    STOCKHOLDER'S
                                  STOCK          CAPITAL          INCOME         EARNINGS        EQUITY
                               ------------    ------------   -------------    ------------  -------------
Balance at December 31, 1997          2,000          29,500           1,470          25,662         58,632

  Net income                                                                          5,603          5,603
  Other comprehensive income                                           (299)                          (299)
  Dividends to stockholder                                                           (3,000)        (3,000)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1998          2,000          29,500           1,171          28,265         60,936

  Net income                                                                          4,455          4,455
  Other comprehensive income                                         (2,443)                        (2,443)
  Dividends to stockholder                                                           (6,500)        (6,500)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 1999   $      2,000    $     29,500   $      (1,272)   $     26,220  $      56,448

  Net income                                                                          1,739          1,739
  Other comprehensive income                                          1,933                          1,933
  Dividends to stockholder                                                           (4,700)        (4,700)
                               ------------    ------------   -------------    ------------  -------------

Balance at December 31, 2000   $      2,000    $     29,500   $         661    $     23,259  $      55,420
                               ============    ============   =============    ============  =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                            STATEMENTS OF CASH FLOWS
                                 (in thousands)

              For the years ended December 31, 2000, 1999 and 1998

                                                                 2000          1999          1998
                                                              ----------    ----------    ----------

CASH FLOWS FROM OPERATING ACTIVITIES:

Net income                                                    $    1,739    $    4,455    $    5,603
Adjustments to reconcile net income to net cash provided by
operating activities:
  Amortization of  discount and premiums                               7           170            56
  Depreciation and amortization                                       --           122            31
  Net realized gains (losses) on investments                       3,079          (497)       (1,368)
  Interest credited  to contractholder deposit funds               5,751         5,974         7,532
  Deferred federal income taxes                                   (1,154)          879           517
Changes in assets and liabilities:
   Deferred acquisition costs                                      3,943            19        (1,836)
  Outstanding premiums                                              (264)       (1,924)          126
  Accrued investment income                                          106            54           341
  Other assets                                                    (2,139)           --
  Future contract and policy benefits                              2,698         2,342         1,118
  Other, net                                                       3,611        (2,554)            1
                                                              ----------    ----------    ----------

Net cash provided by operating activities                         17,377         9,040        12,121
                                                              ----------    ----------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES:
  Sales, maturities and repayments of:
      Available-for-sale fixed maturities                         51,688        78,076        45,941
      Real estate                                                     --         2,009           (13)
      Mortgage loans                                               3,177        11,852        13,115
  Purchases of:
      Available-for-sale fixed maturities                        (42,546)      (70,547)      (42,724)
      Mortgage loans                                              (3,809)       (3,675)           --
      Real estate                                                     --            --        (1,756)
  Net change in policy loans                                          (3)           87            11
  Net change in short-term investments                            (8,706)       (3,404)        6,483
  Changes in other investing activities, net                          --          (222)          165
                                                              ----------    ----------    ----------

Net cash provided by (used in) investing activities                 (199)       14,176        21,222
                                                              ----------    ----------    ----------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Deposits to contractholder deposit funds                    $   11,301    $    8,362    $   24,785
  Withdrawals from contractholder deposit funds                  (27,945)      (23,004)      (65,419)
  Dividends paid to stockholder                                   (4,700)       (6,500)       (3,000)
                                                              ----------    ----------    ----------

Net cash used in financing activities                            (21,344)      (21,142)      (43,634)
                                                              ----------    ----------    ----------

Net change in cash and cash equivalents                           (4,166)        2,074       (10,291)

Cash and cash equivalents, beginning of year                      11,458         9,384        19,675
                                                              ----------    ----------    ----------

Cash and cash equivalents, end of year                        $    7,292    $   11,458    $    9,384
                                                              ==========    ==========    ==========
SUPPLEMENTAL CASH FLOW INFORMATION
   Income taxes paid                                          $      701    $    2,521    $    2,506

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1.   DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     GENERAL

     Sun Life Insurance and Annuity Company of New York (the "Company") is incorporated as a life insurance company and is currently engaged in the sale of individual fixed and variable annuity contracts, and group life and disability insurance contracts in its state of domicile, New York. The parent company, Sun Life Assurance Company of Canada (U.S.), is ultimately a wholly-owned subsidiary of Sun Life Financial Services of Canada Inc. Sun Life Financial Services of Canada Inc. was formed as a result of the demutualization on March 22, 2000 of Sun Life Assurance Company of Canada, which was the Company's ultimate parent at December 31, 1999.

     BASIS OF PRESENTATION

     The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

     For the year ended December 31, 1999, the Company filed its Annual Report on Form 10-K using audited statutory financial statements prepared in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York which is a comprehensive basis of accounting other than GAAP. The Company changed its basis of accounting to GAAP and has restated the financial statements for the prior years ended December 31, 1999 and 1998 to conform with GAAP. See Note 13 for a reconciliation of statutory surplus to GAAP equity and statutory net income to GAAP net income.

     USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. The most significant estimates are those used in determining deferred policy acquisition costs, investment allowances and the liabilities for future policyholder benefits. Actual results could differ from those estimates.

     FINANCIAL INSTRUMENTS

     In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash and cash equivalents, investments such as fixed maturities, mortgage loans and equity securities, debt, loan commitments and financial guarantees. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses. Financial instruments are more fully described in Note 6.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents primarily include cash, commercial paper, money market investments, and short term bank participations. All such investments have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INVESTMENTS

     The Company accounts for its investments in accordance with Statement of Financial Accounting Standards No. 115, "Accounting for Certain Investments in Debt and Equity Securities." At the time of purchase, fixed maturity securities are classified based on intent, as held-to-maturity or available-for-sale. In order for the securities to be classified as held-to-maturity, the Company must have positive intent and ability to hold the securities to maturity. Securities held-to-maturity are stated at cost, adjusted for amortization of premiums, and accretion of discounts. Securities that do not meet this criteria are classified as available-for-sale. Available-for-sale securities are carried at estimated fair value with changes in unrealized gains or losses reported net of policyholder related amounts and deferred income taxes in a separate component of other comprehensive income. Fair values for publicly traded securities are obtained from external market quotations. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturities repayment, and liquidity characteristics. The Company does not engage in trading activities. All of the Company's fixed maturity securities are available-for-sale. All security transactions are recorded on a trade-date basis.

     The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other-than-temporarily impaired securities for additional impairment, if necessary.

     Mortgage loans are stated at unpaid principle balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses. Loans include commercial first mortgage loans and are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made.

     A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. Measurement of impairment is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or at the loan's observable market price. A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount. Loans are also charged against the allowance when determined to be uncollectible. The allowance is based on a continuing review of the loan portfolio, past loss experience and current economic conditions, which may affect the borrower's ability to pay. While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

     Real estate investments are held for the production of income or held-for-sale. Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value. Depreciation of buildings and improvements is calculated using the straight-line method over the estimated useful life of the property, generally 40 to 50 years. Real estate investments held-for-sale are primarily acquired through foreclosure of mortgage loans. The cost of real estate that has been acquired through foreclosure is the estimated fair value, less estimated costs to dispose at the time of foreclosure.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Policy loans are carried at the amount of outstanding principal balance not in excess of net cash surrender values of the related insurance policies.

     Investment income is recognized on an accrual basis. Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the specific cost identification method. When an impairment of a specific investment or a group of investments is determined to be other than temporary, a realized investment loss is recorded. Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

     Interest income on loans is recorded on the accrual basis. Loans are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful. When a loan is placed in non-accrual status, all interest previously accrued is reversed against current period interest income. Interest accruals are resumed on such loans only when they are brought fully current with respect to principle and interest, have performed on a sustained basis for a reasonable period of time, and when, in the judgement of management, the loans are estimated to be fully collectible as to both principal and interest.

     DEFERRED POLICY ACQUISITION COSTS

     Acquisition costs consist of commissions, underwriting and other costs that vary with and are primarily related to the production of new business. Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts, are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges and direct variable administrative expenses. This amortization is reviewed annually and adjusted retrospectively by a cumulative charge or credit to current operations when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments.

     Deferred acquisition costs for each product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although realization of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be realized. The amount of deferred policy acquisition costs considered realizable, however, could be reduced in the near term if the estimates of gross profits discussed above are reduced. The amount of amortization of deferred policy acquisition costs could also be revised in the near term if any of the estimates discussed above are revised.

     OTHER ASSETS

     Property, equipment, and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Reinsurance receivables from reinsurance ceded are also included in other assets.

     POLICY LIABILITIES AND ACCRUALS

     Future contract and policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 4.5% to 5.5% for life insurance and 6.0% to 7.0% for annuities. The liabilities associated with traditional life insurance, annuity and disability insurance products are computed using the net level premium method based on assumptions about future investment yields, mortality, morbidity and persistency. The assumptions used are based upon both the Company and its affiliates' experience and industry standards. Estimated liabilities are established for group life and health policies that contain experience rating provisions.

     Contractholder deposit funds consist of policy values that accrue to the holders of investment-related products such as deferred annuities and guaranteed investment contracts. The liabilities are determined using the retrospective deposit method and consist of net deposits and investment earnings less administrative charges. The liability is before the deduction of any applicable surrender charges.

     Other policy liabilities include liabilities for policy and contract claims. These amounts consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amount reported is based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such refinements are made.

     REVENUE AND EXPENSES

     Premiums for traditional individual life and annuity products are considered revenue when due. Premiums related to group disability insurance are recognized as revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from investment-related products includes charges for cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed, except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

     Benefits and expenses, other than deferred policy acquisition costs, related to traditional life, annuity, and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and spread income recognition over expected policy lives. For investment-type contracts, benefits include interest credited to policyholder's accounts and death benefits in excess of account values, which are recognized as incurred.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     INCOME TAXES

     The Company files a consolidated federal income tax return with its parent, Sun Life Assurance Company of Canada (U.S.), and other affiliates. Deferred income taxes are generally recognized when assets and liabilities have different value for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards ("SFAS") No. 109, "Accounting for Income Taxes." These differences result primarily from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

     SEPARATE ACCOUNTS

     The Company has established separate accounts applicable to various classes of contracts providing for variable benefits and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilites. Contracts for which funds are invested in separate accounts include individual qualified and non-qualified variable annuity contracts. Assets and liabilities of the separate accounts, representing net deposits and accumulated net investment earnings, less fees, held primarily for the benefit of contractholders, are shown as separate captions in the financial statements. Assets held in the separate accounts are carried at market value and the investment risk of such securities is retained by the policyholder.

     NEW ACCOUNTING PRONOUNCEMENTS

     In June 1998, the Financial Accounting Standards Board ("FASB") issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities", which establishes accounting and reporting standards for derivative instruments. SFAS No. 133 requires that an entity recognize all derivatives as either assets or liabilities at fair value in the statement of financial position, and establishes special accounting for the following three types of hedges: fair value hedges, cash flow hedges, and hedges of foreign currency exposures of net investments in foreign operations.

     In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133." SFAS No. 137 delays the effective date of SFAS No. 133 for all fiscal quarters until fiscal years beginning after June 15, 2000.

     In June 2000, the FASB issued SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended SFAS No. 133. SFAS No. 138 amended SFAS No. 133 so that for interest rate hedges, a company may designate as the hedged risk, the risk of changes only in a benchmark interest rate. Also, credit risk is newly defined as the company-specific spread over the benchmark interest rate and may be hedged separately from, or in combination with, the benchmark interest rate. Initial application of SFAS No. 133, as amended, for the Company will begin January 1, 2001. The adoption of SFAS No. 133, as amended, is not expected to have a material impact on the Company's financial condition or results of operations.

     On January 1, 1999, the Company adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." This statement provides guidance on when an insurance or other enterprise should recognize a liability for guaranty fund and other assessments and on how to measure such liability. The adoption of SOP 97-3 had no material impact on the financial position or results of operations.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     On January 1, 1999, the Company adopted AICPA SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." This SOP provides guidance for determining whether costs of software developed or obtained for internal use should be capitalized or expensed as incurred. In the past, the Company has expensed such costs as they were incurred. The adoption of SOP 98-1 had no material impact on the financial position or results of operations.

     In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, "Recognition of Interest Income and Impairment on Certain Investments". This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other-than-temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after December 15, 2000. While the Company is currently in the process of quantifying the impact of EITF No. 99-20, the consensus provisions are not expected to have a material impact on the Company's financial condition or results of operations.

     In September 2000, the FASB issued SFAS 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" which replaces SFAS No. 125, "Accounting for Transfers and Services of Financial Assets and Extinguishments of Liabilities". This standard revises the methods for accounting for securitizations and other transfers of financial assets and collateral as outlined in SFAS No. 125, and requires certain additional disclosures. The Company does not expect the adoption of this standard to have a material effect on its financial position or results of operations.

2.   SIGNIFICANT TRANSACTIONS WITH AFFILIATES

     The Company has an agreement with Sun Life Assurance Company of Canada, which provides that Sun Life Assurance Company of Canada will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement amounted to approximately $1,367,000, $2,045,000, and $1,037,000 in 2000, 1999, and
     1998, respectively. In 2000 and 1999, the Company also had an agreement with Sun Life Assurance Company of Canada (U.S.), its parent, whereby its parent will furnish, as requested, personnel as well as certain services and facilities on a cost-reimbursement basis. Expenses under this agreement totalled $1,918,000 and $3,507,000, respectively.

     The Company declared and paid dividends in the amounts of $4,700,000, $6,500,000, and $3,000,000 to Sun Life Assurance Company of Canada (U.S.) during 2000, 1999, and 1998, respectively. See Note 14 for dividend restrictions information.

     As more fully described in Note 7, the Company has been involved in several reinsurance transactions with Sun Life Assurance Company of Canada.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS

     FIXED MATURITIES

     The amortized cost and fair value of fixed maturities were as follows (in 000's):

                                                                                   DECEMBER 31, 2000

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   7,269      $     62    $       -     $    7,331
         Mortgage-backed securities                                   5,929            46           (4)         5,971
         Public utilities                                            16,185           130         (173)        16,142
         Transportation                                               7,572            97          (46)         7,623
         Finance                                                     15,630           397          (76)        15,951
         Corporate                                                   57,941         2,275       (2,391)        57,825
                                                                  ----------------------------------------------------
       Total fixed maturities available-for-sale                  $ 110,526      $  3,007    $  (2,690)    $  110,843
                                                                  ====================================================

                                                                                   DECEMBER 31, 1999

                                                                                  GROSS        GROSS        ESTIMATED
                                                                  AMORTIZED     UNREALIZED   UNREALIZED        FAIR
                                                                    COST          GAINS       (LOSSES)        VALUE
                                                                  ----------------------------------------------------
     Fixed maturities available-for-sale:
         United States treasury securities, U.S. Government
           and agency securities                                  $   9,659      $     13    $    (196)    $    9,476
         Mortgage-backed securities                                   4,974             9          (88)         4,895
         Public utilities                                            19,045             7         (590)        18,462
         Transportation                                              11,129             3         (156)        10,976
         Finance                                                     12,792             3         (268)        12,527
         Corporate fixed maturities                                  65,148           181       (1,725)        63,604
                                                                  ---------------------------------------------------
      Total fixed maturities available-for-sale                   $ 122,747      $    216    $  (3,023)    $  119,940
                                                                  ====================================================

     The amortized cost and estimated fair value by maturity periods for fixed maturities are shown below (in 000's). Actual maturities may differ from contractual maturities on mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

                                                                             DECEMBER 31, 2000

                                                                     AMORTIZED COST      FAIR VALUE
                                                                     ---------------   -------------
      Maturities of available-for-sale fixed securities:
                Due in one year or less                                $      9,709     $     9,520
                Due after one year through five years                        57,683          57,702
                Due after five years through ten years                       26,222          26,652
                Due after ten years                                          16,912          16,969
                                                                     ---------------   -------------

      Total                                                            $    110,526     $   110,843
                                                                     ===============   =============

     Gross gains of $137,000, and $829,000 and gross losses of $1,742,000, and $594,000 were realized on the voluntary sale of fixed maturities for the years ended December 31, 2000 and 1999, respectively. Fixed maturities with an amortized cost of approximately $404,000 and $405,000 at December 31, 2000 and 1999, respectively, were on deposit with governmental authorities as required by law.

     As of December 31, 2000 and 1999, 96% of the Company's fixed maturities were investment grade and there were no significant concentrations by issuer or by industry, other than U.S. Treasury securities. Investment grade securities are those that are rated "A" or better by nationally recognized rating agencies. The Company believes that unrealized losses are temporary in nature, and accordingly, no provisions for other than temporary impairment of value have been recorded. All of the Company's securities were income-producing for the period ending December 31, 2000 and 1999.

     MORTGAGE LOANS AND REAL ESTATE

     The Company invests in commercial first mortgage loans and real estate throughout the United States. Investments are diversified by property type and geographic area. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties' value at the time that the original loan is made. The Company had no real estate holdings at December 31, 2000 or 1999. The carrying value of mortgage net of applicable reserves were as follows (in 000's):

                                                          DECEMBER 31,

                                                      2000             1999
                                                 -------------    ------------
      Total mortgage loans                         $  26,876        $  26,244

     The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management's judgement, the mortgage loan's value has been impaired, appropriate losses are recorded. The Company has no restructured or impaired mortgage loans at December 31, 2000 and 1999, respectively, nor any allowances for losses or reserves for impaired loans.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Mortgage loans comprise the following property types and geographic regions in (000's):

                                                          DECEMBER 31,

     Property Type:                                 2000              1999
                                                 -------------    --------------
     Office building                              $     6,581      $      5,564
     Residential                                        1,099             1,134
     Retail                                             9,909             8,692
     Industrial/warehouse                               5,799             6,612
     Other                                              3,488             4,242
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

                                                          DECEMBER 31,

     Geographic region:                             2000              1999
                                                 -------------    --------------
     Arizona                                      $     2,600      $      2,670
     California                                         1,564             2,208
     Florida                                            1,754               733
     Georgia                                            1,099             1,134
     Indiana                                            2,001             1,375
     Maryland                                           3,488             3,661
     Michigan                                             583               614
     Nevada                                             1,177             1,193
     New Jersey                                           865               911
     New York                                           3,384             3,776
     Ohio                                               1,262             1,271
     Pennsylvania                                       3,119             3,288
     Texas                                                694
     Utah                                               1,588             1,635
     Other                                              1,698             1,775
                                                 -------------    --------------

     Total                                        $    26,876      $     26,244
                                                 =============    ==============

At December 31, 2000, scheduled mortgage loan maturities were as follows (in 000's):

     2001                                          $   4,405
     2002                                              3,119
     2003                                              1,355
     2004                                              4,364
     2005                                              5,080
     Thereafter                                        8,553
                                                  -----------
     Total                                         $  26,876
                                                  ===========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

3.   INVESTMENTS (CONTINUED)

     Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations,with or without prepayment penalties,and loans may be refinanced.

     The Company has made commitments of mortgage loans on real estate and other loans into the future. The outstanding commitments for these mortgages amount to $3,809,000 and $2,400,000 at December 31, 2000 and 1999,
     respectively.

4.   NET REALIZED INVESTMENT GAINS AND LOSSES

     Net realized investment gains (losses) consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $   (1,611)   $      236    $    1,022
     Mortgage loans                           --             8           359
     Real estate                              --           253           (13)
     Write-down of fixed maturities       (1,468)           --            --
                                      ----------    ----------    ----------
     Total                            $   (3,079)   $      497    $    1,368
                                      ==========    ==========    ==========

5.   NET INVESTMENT INCOME

     Net investment income consisted of the following (in 000's):

                                         2000          1999          1998
                                      ----------    ----------    ----------
     Fixed maturities                 $    9,490    $    9,059    $   10,185
     Mortgage loans                        2,432         3,121         3,956
     Real estate                              --          (156)           17
     Policy loans                             43            54            53
     Other                                    45            45            82
                                      ----------    ----------    ----------
         Gross investment income          12,010        12,123        14,293
     Less: Investment expenses               189           217           264
                                      ----------    ----------    ----------
         Net investment income        $   11,821    $   11,906    $   14,029
                                      ==========    ==========    ==========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

6.   FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 2000 and 1999 (in 000's):

                                               DECEMBER 31, 2000         DECEMBER 31, 1999

                                             CARRYING    ESTIMATED     CARRYING    ESTIMATED
                                              AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
                                           --------------------------------------------------
     Financial assets:
             Cash and cash equivalents      $    7,292   $    7,292   $   11,458   $   11,458
             Fixed maturities                  110,843      110,843      119,940      119,940
             Mortgages                          26,876       27,890       26,244       26,595
             Policy loans                          541          541          538          538
             Short-term investments             16,001       16,001        7,295        7,295

     Financial liabilities:
             Contractholder deposit funds   $   95,508   $   94,447   $  106,400   $  108,424
             Fixed annuity contracts             8,530        8,219        8,916        8,549

     The fair values of cash and cash equivalents are estimated to be cost plus accrued interest which approximates fair value. The fair values of short-term bonds are estimated to be the amortized cost. The fair values of publicly traded fixed maturities are based upon market prices or dealer quotes. For privately placed fixed maturities, fair values are estimated by taking into account prices for publicly traded securities of similar credit risk, maturity, repayment and liquidity characteristics. The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

     Policy loans are stated at unpaid principal balances, which approximate fair value.

     The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

7.   REINSURANCE

     GROUP INSURANCE

     The Company has an agreement with Sun Life Assurance Company of Canada whereby Sun Life Assurance Company of Canada reinsures the mortality risks of the group life insurance contracts. Under this agreement, certain death benefits are reinsured on a yearly renewable term basis. The agreement provides that Sun Life Assurance Company of Canada will reinsure the mortality risks in excess of $50,000 per policy for group life contracts ceded by the Company.

     The Company has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the group long-term disability contracts. Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure $4,000 per policy per month for long-term disability contracts ceded by the Company.

     The effects of reinsurance were as follows (in 000's):

                                                                     FOR THE YEARS ENDED DECEMBER 31,
                                                                   ------------------------------------
                                                                      2000         1999         1998
                                                                   ----------   ----------   ----------
     Insurance premiums:
           Direct                                                  $   21,484   $   21,629   $   19,772
           Ceded                                                        3,674        3,780        3,547
                                                                   ----------   ----------   ----------
     Net Premiums                                                  $   17,810   $   17,849   $   16,225
                                                                   ==========   ==========   ==========

     Insurance and other individual policy benefits, and claims:
           Direct                                                  $   23,654   $   23,764   $   22,377
           Ceded                                                        4,273        3,611        2,354
                                                                   ----------   ----------   ----------
     Net policy benefits and claims                                $   19,381   $   20,153   $   20,023
                                                                   ==========   ==========   ==========

     The Company is contingently liable for the portion of the policies reinsured under each of its existing reinsurance agreements in the event the reinsurance companies are unable to pay their portion of any reinsured claim. Management believes that any liability from this contingency is unlikely. However, to limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS:

     PENSION PLAN

     The Company and certain affiliates participate with Sun Life Assurance Company of Canada in a non-contributory defined benefit pension plan covering essentially all employees. Benefits under all plans are based on years of service and employees' average compensation. The Company's funding policies for the pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA"); currently the plans are fully funded. Most pension plan assets consist of separate accounts of Sun Life Assurance Company of Canada or other insurance company contracts.

     The following table sets forth the change in the pension plan's projected benefit obligations and assets, as well as the plan's funded status at December 31, 2000, 1999, and 1998 (in 000's):

                                                               YEAR ENDED DECEMBER 31,

                                                        2000            1999            1998
                                                    ------------    ------------    ------------
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Projected benefit obligation at beginning of year   $     99,520    $    110,792    $     79,684

Service cost                                               5,242           5,632           4,506

Interest cost                                              7,399           6,952           6,452

Actuarial loss (gain)                                        579         (21,480)         21,975

Benefits paid                                             (3,065)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Projected benefit obligation at end of year         $    109,675    $     99,520    $    110,792
                                                    ============    ============    ============

CHANGE IN FAIR VALUE OF PLAN ASSETS:
Fair value of plan assets at beginning of year      $    158,271    $    151,575    $    136,610

Actual return on plan assets                               8,218           9,072          16,790
Benefits paid                                             (3,285)         (2,376)         (1,825)
                                                    ------------    ------------    ------------
Fair value of plan assets at end of year            $    163,204    $    158,271    $    151,575
                                                    ============    ============    ============

Funded status                                       $     53,529    $     58,752    $     40,783

Unrecognized net actuarial loss                          (12,620)        (20,071)         (2,113)
Unrecognized transition obligation                       (20,561)        (22,617)        (24,674)
Unrecognized prior service cost                            6,501           7,081           7,661
                                                    ------------    ------------    ------------

Prepaid benefit cost                                $     26,849    $     23,145    $     21,657
                                                    ============    ============    ============

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic pension cost for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                           YEAR ENDED DECEMBER 31,

                                                      2000          1999          1998
                                                  ---------------------------------------

     COMPONENTS OF NET PERIODIC BENEFIT COST:
     Service cost                                  $    5,242    $    5,632    $    4,506

     Interest cost                                      7,399         6,952         6,452

     Expected return on plan assets                   (13,723)      (12,041)      (10,172)

     Amortization of transition obligation asset       (2,056)       (2,056)       (2,056)

     Amortization of prior service cost                   580           580           580

     Recognized net actuarial gain                     (1,146)         (554)         (677)
                                                  ---------------------------------------
     Net periodic benefit cost                     $   (3,704)   $   (1,487)   $   (1,367)
                                                  =======================================
     The Company's share of net periodic benefit   $       52    $       63    $       65
                                                  =======================================

     The projected benefit obligations were based on calculations that utilize certain assumptions. The assumed weighted average discount rate was 7.5% for the years ended December 31, 2000 and 1999. The expected return on plan assets for 2000 and 1999 was 8.75% and the assumed rate of compensation increase for both 2000 and 1999 was 4.50%.

     The Company and certain affiliates also participate with Sun Life
     Assurance Company of Canada and certain affiliates in a 401(k) savings plan for which substantially all employees are eligible. Under the various plans the Company matches, up to specified amounts, employees' contributions to the plan. The Company's contributions were $8,000 and $26,000 for the years ended December 31, 2000 and 1999, respectively.

     OTHER POST-RETIREMENT BENEFIT PLANS

     In addition to pension benefits, the Company and certain affiliates provide certain health, dental, and life insurance benefits ("postretirement benefits") for retired employees and dependents. Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition. Life insurance benefits are generally set at a fixed amount. The following table sets forth the change in other postretirement benefit plans' obligations and assets, as well as the plans' funded status at December 31, 2000, 1999 and 1998 (in 000's).

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.  RETIREMENT PLANS (CONTINUED):

                                                                   2000                1999                1998
                                                             -------------------------------------------------------
     CHANGE IN BENEFIT OBLIGATION:
     Benefit obligation at beginning of year                  $     12,217         $     10,419          $    9,845

     Service cost                                                      529                  413                 240

     Interest cost                                                   1,139                  845                 673

     Actuarial loss                                                  3,665                1,048                 308

     Benefits paid                                                   (465)                 (508)               (647)
                                                              ------------------------------------------------------

     Benefit obligation at end of year                        $     17,085         $     12,217          $   10,419
                                                              ======================================================

     CHANGE IN FAIR VALUE OF PLAN ASSETS:
     Fair value of plan assets at beginning of year           $          -         $          -          $        -

     Employer contributions                                            465                  508                 647

     Benefits paid                                                    (465)                (508)               (647)
                                                              ------------------------------------------------------
     Fair value of plan assets at end of year                 $          -         $          -          $        -
                                                              ======================================================

     Funded Status                                            $    (17,085)        $    (12,217)         $   (10,419)
     Unrecognized net actuarial loss                                 4,914                1,469                  586
     Unrecognized transition obligation                                 95                  140                  185
                                                              ------------------------------------------------------
     Prepaid (accrued) benefit cost                           $    (12,076)        $    (10,608)         $    (9,648)
                                                              ======================================================

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

8.   RETIREMENT PLANS (CONTINUED):

     The following table sets forth the components of the net periodic postretirement benefit costs for the years ended December 31, 2000, 1999 and 1998 (in 000's).

                                                                   2000               1999                1998
                                                             ---------------------------------------------------
     COMPONENTS OF NET PERIODIC BENEFIT COST

     Service cost                                             $      529          $      413         $      239


     Interest cost                                                 1,139                 845                673

     Amortization of transition obligation(asset)                     45                  45                 45

     Recognized net actuarial loss (gain)                            219                 164                (20)
                                                              --------------------------------------------------

     Net periodic benefit cost                                $    1,932          $    1,467          $     937
                                                              ==================================================

     The Company's share of net periodic benefit cost         $       11          $        9          $       6
                                                              ==================================================

     In order to measure the postretirement benefit obligation at December 31, 2000 the Company assumed a 10.9% annual rate of increase in the per capita cost of covered health care benefits (5.5% for dental benefits). These rates were assumed to decrease gradually to 5.0% for 2006 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. For example, increasing the health care cost trend rate assumptions by one percentage point in each year would increase the accumulated postretirement benefit obligation at December 31, 2000 by $3.4 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $405 thousand. Conversely, decreasing assumed rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation at December 31, 2000 by $2.8 million, and the aggregate of the service and interest cost components of net periodic postretirement benefit expense for 2000 by $320 thousand. The assumed weighted average discount rate used in determining the postretirement benefit obligation for both 2000 and 1999 was 7.50%.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with Sun Life Assurance Company of Canada (U.S.) and other affiliates as previously described in Note 1. Federal income taxes are calculated as if the Company was filing a separate federal income tax return. A summary of the components of federal income tax expense in the statements of income for the years ended December 31, was as follows (in 000's):

                                                           2000             1999             1998
                                                          -------          -------          -------
      Federal income tax expense:
      Current                                             $ 2,112           $1,301           $2,206
      Deferred                                             (1,154)             879              517
                                                          --------          ------           ------

      Total                                               $   958           $2,180           $2,723
                                                          ========          ======           ======

     Federal income taxes attributable to the operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate of 35%. The Company's effective rate differs from the federal income tax rate as follows:

                                                             2000            1999             1998
                                                           --------        --------        --------
      Expected federal income tax expense                   $  944          $ 2,322         $  2,914
      Other                                                     14            (142)            (191)

                                                            -------         --------        --------

      Federal income tax expense                            $  958          $ 2,180         $  2,723
                                                            =======         ========        ========

     The net deferred income tax liability represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and liabilities as of December 31 were as follows:

                                                                   2000         1999
                                                                ---------    ---------
      Deferred tax assets:
          Investments, net                                       $   650      $   799
          Actuarial liabilities                                    4,442        2,020
          Other                                                        -        3,349
                                                                 --------     -------
      Total deferred tax assets                                    5,092        6,168
                                                                 --------     -------

      Deferred tax liabilities:
          Deferred policy acquisition costs (DAC)                  (6,418)     (7,842)
          Other                                                      (235)          -
                                                                 --------     -------

      Total deferred tax liabilities                               (6,653)     (7,842)
                                                                 --------     -------

      Net deferred tax liabilities                               $ (1,561)   $ (1,674)
                                                                 =========   ========

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

9.   FEDERAL INCOME TAXES (CONTINUED)

     The Company makes payments under the tax sharing agreements as if it were filing as a separate company. Cash payments for federal income taxes were approximately $701,000 and $2,521,000, for the years ended December 31, 2000 and 1999, respectively.

     The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"), and provisions are made in the consolidated financial statements in anticipation of the results of these audits. The Company is currently under audit by the IRS for the years 1994 and 1995. In the Company's opinion, adequate tax liabilities have been established for all years and any adjustments that might be required for the years under audit will not have a material effect on the Company's financial statements. However, the amounts of these tax liabilities could be revised in the future if estimates of the Company's ultimate liability are revised.

10.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid claims and claims adjustment expenses related to the group life and group disability products is summarized below (in 000's):

                                                          2000               1999
                                                     ---------------    ---------------
      Balance at January 1                           $      17,755       $     15,002
      Less reinsurance recoverables                         (4,036)            (3,232)
                                                     ---------------     --------------
      Net balance at January 1                              13,719             11,770
                                                     ---------------     --------------
      Incurred related to:
        Current year                                        10,670             12,187
        Prior years                                            (14)            (1,487)
                                                     ---------------     --------------
      Total incurred                                        10,656             10,700
                                                     ---------------     --------------
      Paid losses related to:
        Current year                                        (5,473)            (6,755)
        Prior years                                         (3,395)            (1,996)
                                                     ---------------     --------------
      Total paid                                            (8,868)            (8,751)
                                                     ---------------     --------------

      Net balance at December 31                            20,574             17,755
      Less reinsurance recoverables                         (5,067)            (4,036)
                                                     ---------------     --------------
      Balance at December 31                         $      15,507       $     13,719
                                                     ===============     ==============

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustments expenses as new information becomes available and further events occur which may impact the resolution of unsettled claims for its individual and group disability lines of business. Changes in prior estimates are recorded in results of operations in the year such changes are determined to be needed.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

11.  DEFERRED POLICY ACQUISITION COSTS

     The following illustrates the changes to the deferred policy acquisition cost asset (in 000's):

                                                                         2000                1999
                                                                     -----------         -----------
       Balance at January 1                                           $   27,893           $  26,107
           Acquisition costs deferred                                      1,901               2,651
           Amortized to expense during year                              (5,844)              (2,670)
           Adjustment for unrealized investment gains (losses)
             during year                                                   (151)                1,805
                                                                      ----------           ----------
       Balance at December 31                                         $   23,799           $   27,893
                                                                      ==========           ==========

12.  SEGMENT INFORMATION

     The Company conducts business principally in three operating segments and maintains a corporate segment to provide for the capital needs of the various operating segments and to engage in other financing-related activities. Each segment was defined consistent with the way results are evaluated by the chief operating decision-maker. Net investment income is allocated based on segmented assets by line of business.

     WEALTH MANAGEMENT

     The Wealth Management segment markets and administers both individual fixed and variable annuity products.

     GROUP PROTECTION

     The Group Protection segment markets and administers group life insurance, long-term disability and short-term disability products. These products are sold to employers that provide group benefits for their employees.

     INDIVIDUAL PROTECTION

     The only individual products offered are conversions from the group life products.

     CORPORATE

     The Corporate segment includes the unallocated capital of the Company and items not otherwise attributable to the other segments. Management evaluates the results of the operating segments on an after-tax basis. The Company does not materially depend on one or a few customers, brokers or agents. The following amounts pertain to the various business segments (in 000's):

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

12.  SEGMENT INFORMATION  (CONTINUED)

                                                           YEAR ENDED DECEMBER 31, 2000

                                                                        PRETAX
                                    TOTAL              TOTAL            INCOME        NET OPERATING             TOTAL
                                  REVENUES         EXPENDITURES         (LOSS)         INCOME(LOSS)            ASSETS
                                --------------    ----------------    ------------    ----------------      --------------
      Wealth Management         $      20,066     $        18,033     $     2,033     $     1,307           $     711,141
      Group Protection                 17,194              15,350           1,844           1,199                  30,514
      Individual Protection               224                 301             (77)            (50)                  1,040
      Corporate                        (1,179)                (76)         (1,103)           (717)                 10,677
                                --------------    ----------------    ------------    ----------------      --------------
                         Total  $      36,305     $        33,608     $     2,697     $     1,739           $     753,372
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1999

      Wealth Management             $  20,565          $   16,234         $ 4,331     $     2,958           $     804,824
      Group Protection                 16,415              15,541             874             568                  25,172
      Individual Protection               391                  56             335             218                     483
      Corporate                         1,268                 173           1,095             711                   4,121
                                --------------    ----------------    ------------    ----------------      --------------
                         Total      $  38,639          $   32,004         $ 6,635     $     4,455           $     834,600
                                ==============    ================    ============    ================      ==============

                                                             YEAR ENDED DECEMBER 31, 1998

      Wealth Management              $ 21,174          $   16,896         $ 4,278             $ 3,295           $ 703,694
      Group Protection                 15,259              13,023           2,236               1,526              23,297
      Individual Protection               294                 558            (264)               (171)              7,493
      Corporate                         2,329                 253           2,076                 953               9,277
                                --------------    ----------------    ------------    ----------------      --------------
                         Total       $ 39,056          $   30,730         $ 8,326             $ 5,603           $ 743,761
                                ==============    ================    ============    ================      ==============

13.  REGULATORY FINANCIAL INFORMATION

     The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory net income and capital stock and surplus differs from net income and shareholder's equity reported in accordance with GAAP for stock life insurance companies primarily because, under statutory basis accounting, policy acquisition costs are expensed when incurred, reserves are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions and reflect a different method of adoption, and income tax expense reflects only taxes paid or currently payable.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

13.  REGULATORY FINANCIAL INFORMATION (CONTINUED)

     The following information reconciles statutory net income and statutory surplus with net income and equity on a GAAP basis (in 000's):

                                                                             YEAR ENDED DECEMBER 31,

                                                                   2000                   1999               1998
                                                                -----------           -----------         ----------
      Statutory net income                                        $   2,589            $   4,710           $   6,685

      Adjustments to GAAP for life insurance companies:
        Statutory interest maintenance reserve                        (180)                  254                 320
        Investment income and realized gains (losses)               (2,454)                2,599                 254
        Policyowner benefits                                          3,515               (2,205)             (2,967)
        Deferred policy acquisition costs                            (3,943)                 (19)              1,836
        Deferred income taxes                                         2,069                 (880)               (516)
        Other, net                                                      143                   (4)                 (9)
                                                                -----------            ---------           ---------
      GAAP net income                                           $     1,739            $   4,455           $   5,603
                                                                ===========            =========           =========

                                                                            DECEMBER 31,

                                                                         2000              1999
                                                                      ----------         ---------
      Statutory capital stock and surplus                              $   39,560         $  41,346

      Adjustments to GAAP for life insurance companies:
        Valuation of investments                                          (3,859)            (2,185)
        Deferred policy acquisition costs                                 23,799             27,893
        Future policy benefits and
           Contractholder deposit funds                                   (5,566)           (10,547)
        Deferred income taxes                                             (1,561)            (1,674)
        Statutory interest maintenance reserve                               297                554
        Statutory asset valuation reserve                                    884              1,210
        Other, net                                                         1,866               (149)
                                                                       ----------         ---------
      GAAP equity                                                      $   55,420         $  56,448
                                                                       ==========         =========

14.  DIVIDEND RESTRICTIONS

     The Company's ability to pay dividends is subject to certain restrictions. New York has enacted laws governing the payment of dividends to stockholders by insurers. These laws affect the dividend paying ability of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

14.  DIVIDEND RESTRICTIONS (CONTINUED)

     On September 20, 2000, New York insurance law was amended to permit a domestic stock life insurance company to distribute a dividend to its shareholders, without notice to the Superintendent of Insurance of the State of New York, where the aggregate amount of such dividend in any calendar year does not exceed the lesser of: (1) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or
     (2) its net gain from operations for the immediately preceding calendar year, not including realized capital gains. Under the previous law, domestic stock life insurers were prohibited from distributing any dividends to shareholders unless the insurer filed a notice of its intention to declare a dividend and its amount with the Superintendent at least 30 days in advance of the proposed declaration, and such proposed distribution was not disapproved by the Superintendent. Dividends in the amount of $4,700,000, $6,500,000, and $3,000,000 were declared and paid during 2000, 1999, and 1998, respectively, by the Sun Life Insurance and Annuity Company of New York to the Company. These dividends were approved by the Board of Directors and the State of New York Insurance Department.

15.  COMMITMENTS AND CONTINGENCIES

     REGULATORY AND INDUSTRY DEVELOPMENTS

     Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential effect on it of any such future assessments.

     LITIGATION

     The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurance, management, at the present time, does not anticipate that the ultimate liability arising from such pending and threatened litigation will have a material effect on the financial condition or operating results of the Company.

               SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
    (WHOLLY-OWNED SUBSIDIARY OF SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))

                          NOTES TO FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

15.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

LEASE COMMITMENTS

The Company leases various facilities and equipment under operating leases with terms of up to 10 years. As of December 31, 2000, minimum future lease payments under such leases are as follows (in 000's):

                              2001                               $  250,520
                              2002                                  262,264
                              2003                                  270,072
                              2004                                  180,048
                              Thereafter                                  -
                                                                 ----------
                             Total                               $  962,904
                                                                 ==========

Total rental expense for the years ended December 31, 2000, 1999 and 1998 was $419,000, $565,000, and $407,000, respectively.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Stockholder of Sun Life Insurance and Annuity Company of New York:

We have audited the accompanying balance sheets of Sun Life Insurance and Annuity Company of New York (the "Company") as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity, comprehensive income and of cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts


February 7, 2001

                             PART C

                        OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are included in this Amendment to the Registration Statement:

A.   Condensed Financial Information--Accumulation Unit Values (Part A).


B.   Financial Statements of the Registrant (Part B):


     1.    Statement of Condition, December 31, 2000;

     2.    Statement of Operations, Year Ended December 31, 2000;

     3.    Statements of Changes in Net Assets, Years Ended
           December 31, 2000 and 1999;

     4.    Notes to Financial Statements; and

     5.    Independent Auditors' Report.

C.   Financial Statements of the Depositor:

     1.    Statements of Admitted Assets, Liabilities and
           Capital Stock and Surplus, December 31, 2000 and 1999;

     2.    Statements of Operations, Years Ended December 31,
           2000, 1999 and 1998;

     3.    Statements of Changes in Capital Stock and Surplus,
           Years Ended December 31, 2000, 1999 and 1998;

     4.    Statements of Cash Flow, Years Ended December 31,
           2000, 1999 and 1998;

     5.    Notes to Financial Statements; and

     6.    Independent Auditors' Report.

     (b) The following Exhibits are incorporated by reference in this Amendment to the Registration Statement, unless otherwise indicated:

     (1) Resolution of the Board of Directors of the Depositor dated December 3, 1984, authorizing the establishment of the Registrant (Incorporated by reference to Post-Effective Amendment
           No. 2 to the Registration Statement on Form N-4, File No. 33-41629)

     (2)   Not applicable;

     (3)   (a)  Marketing Coordination Agreement between the Depositor, MFS
                Fund Distributors, Inc. and Clarendon Insurance Agency, Inc.
                (Incorporated by reference to Post-Effective Amendment
                No. 2 to the Registration Statement on Form N-4, File
                No. 33-41629);

           (b)(i)    Specimen Sales Operations and General Agent
                     Agreement (Incorporated by reference to
                     Post-Effective Amendment No. 2 to the Registration
                     Statement on Form N-4, File No. 33-41629);

           (b)(ii)   Specimen Broker-Dealer Supervisory and Service Agreement
                     (Incorporated by reference to Post-Effective Amendment
                     No. 2 to the Registration Statement on Form N-4,
                     File No. 33-41629);

           (b)(iii)  Specimen Broker-Dealer Supervisory and Agreement
                     (Incorporated by reference to Post-Effective
                     Amendment No. 2 to the Registration Statement on Form N-4,
                     File No. 33-41629);

     (4)   Form of Flexible Payment Deferred Combination Variable and
           Fixed Annuity Contract (Incorporated by reference to
           Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, File No. 2-95002, filed April 22, 1998);

     (5) Form of Application used with the variable annuity contract filed as Exhibit (4) (Incorporated by reference to Post-Effective
           Amendment No. 17 to the Registration Statement on Form N-4,
           File No. 2-95002, filed April 22, 1998);

     (6)   Declaration of Intent and Charter and the By-laws of the Depositor
           (Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 33-41629);

     (7)   Not Applicable;

     (8)   Not Applicable;

     (9)   Previously filed;

     (10)  (a)  Consent of Deloitte & Touche*;

           (b)  Representation of Counsel*;

     (11)  None;

     (12)  Not Applicable;

     (13)  Not Applicable;

     (14)  Not Applicable;

     (15)  (a)  Powers of Attorney (Incorporated by reference to Post-Effective
                Amendment No. 8 to the Registration Statement on Form N-4, File
                No. 333-41629, filed April, 2001);

     (16)  Organizational Chart of Sun Life Assurance Company of Canada (Incorporated
           by reference from Exhibit 16 to Post-Effective Amendment No. 3 to
           Registration Statement on Form N-4, File No. 333-30844, filed
           February 4, 2001)

----------------
* Filed herewith

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal                             Positions and Offices
Business Address                               with the Depositor
-----------------                              ----------------------
Donald A. Stewart                              Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

C. James Prieur                                Vice Chairman
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

James A. McNulty, III                          President and Director
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Donald B. Henderson, Jr.                          Director
125 West 55th Street
New York, New York 10019

David D. Horn                                     Director
Strong Road
New Vineyard, Maine 04956

John G. Ireland                                   Director
280 Steamboat Road
Greenwich, Connecticut 06830

Name and Principal                             Positions and Offices
Business Address                               with the Depositor
------------------                             -----------------------
Angus A. MacNaughton                           Director
Genstar Investment Corporation
555 California Street
San Francisco, California 94104

Peter R. O'Flinn                               Director
125 West 55th Street
New York, New York 10019

Fioravante G. Perrotta, Esq.                   Director
13 Clark Lane
Essex, Connecticut 06426

Ralph F. Peters                                Director
66 Strimples Mill Road
Stockton, New Jersey

S. Caesar Raboy                                Director
220 Boylston Street
Boston, Massachusetts 02110

Frederick B. Whittemore                        Director
1221 Avenue of the Americas
New York, New York  10020

James C. Baillie                               Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario M5KIN2

William W. Stinson                             Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 2nd Street S.W.
Calgary, Alberta
Canada  T2P 4ZH

James M. A. Anderson                           Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Peter F. Demuth                                Vice President and Chief Counsel
One Sun Life Executive Park                    and Assistant Secretary
Wellesley Hills, Massachusetts 02481

Ronald J. Fernandes                            Vice President, Retirement
One Copley Place                               Products and Services
Boston, Massachusetts 02116

Ellen B. King                                  Senior Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Darey S. Scoon                                 Vice President, Finance,
One Sun Life Executive Park                    Controller and Treasurer
Wellesley Hills, Massachusetts 02481

Robert P. Vrolyk                               Vice President and Actuary
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

Item 26.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
            THE DEPOSITOR OR REGISTRANT

    No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.). Sun Life Assurance Company of Canada (U.S.) is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organizational chart of Sun Life Assurance of Canada is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 3 to the Rigistrant's Registration Statement on Form N-4, File No. 333-30844, filed on February 9, 2001.

     None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

Item 27.   NUMBER OF CONTRACT OWNERS

     As of April 26, 2001, there were 82 Contracts, all of which were established pursuant to qualified plans, issued and outstanding pursuant to this Registration Statement.

Item 28.   INDEMNIFICATION

     Article 5, Section 5.6 of the By-laws of Sun Life Insurance and Annuity Company of New York, a copy of which was filed as Exhibit A.(6)(b) to the Registration Statement of the Registrant on Form N-8B-2 (File No. 811-4184), provides for indemnification of directors, officers and employees of Sun Life Insurance and Annuity Company of New York.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life
(N.Y.) of expenses incurred or paid by a director, officer, or controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G and I, Sun Life (N.Y.) Variable Accounts B and C and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments
Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                                            Positions and Officers
Business Address*                                             with Underwriter
-----------------                                             ----------------
William Franca................................................Managing Principal
Davey S. Scoon................................................Treasurer and Director
James M. A. Anderson..........................................Director
Ronald J. Fernandes...........................................Director
James A. McNulty, III.........................................Director
George E. Maden...............................................Secretary and Clerk
William T. Evers..............................................Assistant Secretary and Clerk
Maura A. Murphy...............................................Assistant Secretary and Clerk
Cynthia M. Orcutt.............................................Vice President
Norton A. Goss, II............................................Assistant Vice President
Stephen J. Yarina.............................................Tax Officer

----------------
* The principal business address of all directors and officers of the principal underwriter except Messrs, Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs, Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

      (c)  Inapplicable.


Item 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other  documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Insurance and Annuity Company of New York, in whole or in part, at its Home Office at 122 East 42nd Street, Suite 1900, New York, New York 10017, or at the offices of Sun Life Assurance Company of Canada (U.S.) at One Copley Place, Boston Massachusetts 02116 and One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc. at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31.  MANAGEMENT SERVICES

     Not applicable.

Item 32.  UNDERTAKINGS

    Representation with respect to Section 26(e) of the Investment Company Act of 1940.

    Sun Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the insurance company.

      Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to the American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by Registrant.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment No. 21 to its Registration Statement to be signed on its behalf in the Town of Wellesley Hills and Commonwealth of Massachusetts on this 30th day of April, 2001.

                               Sun Life (N.Y.)
                                 Variable Account A
                               (Registrant)

                               Sun Life Insurance and Annuity
                                 Company of New York
                               (Depositor)


                          By:   /s/ JAMES A. MCNULTY, III
                          -------------------------------
                                    James A. McNulty, III
                                    President


Attest:    /s/ EDWARD M. SHEA
           -----------------------
               Edward M. Shea
               Assistant Vice President and Senior Counsel


    As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.


     Signatures                       Title                                              Date
     ----------                       -----                                              ----
   /s/ JAMES A. MCNULTY, III       President and Director                            April 30, 2001
-------------------------------    (Principal Executive
       James A. McNulty, III       Officer)

    /s/ DAVEY S. SCOON             Vice President,                                   April 30, 2001
-------------------------------    Finance, Controller
        Davey S. Scoon             and Treasurer
                                   (Principal Financial &
                                   Accounting Officer)

    /s/ SANDRA M. DADALT           Attorney-in-Fact for:                             April 30, 2001
-------------------------------    Donald A. Stewart, Chairman and Director
      Sandra M. DaDalt             C. James Prieur, Vice Chairman and Director
                                   Donald B. Henderson, Jr., Director
                                   John G. Ireland, Director
                                   Peter R. O'Flinn, Director
                                   Fioravante G. Perotta, Director
                                   Ralph F. Peters, Director
                                   Frederick B. Whittemore, Director
                                   James C. Baillie, Director
                                   David D. Horn, Director
                                   Angus A. McNaughton, Director
                                   S. Ceasar Raboy, Director
                                   William N. Stinson, Director